UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-02405
Name of Fund:
BlackRock Balanced Fund, Inc.
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Balanced Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
05/31/2026
Date of reporting period:
05/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

BlackRock Balanced Fund, Inc.

Institutional Shares | MACPX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$60	0.54%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 20.53%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the Bloomberg U.S. Aggregate Bond Index returned 5.13%.
What contributed to performance?
The Fund uses three main strategies: asset allocation tilts, security selection in equities, and security selection in fixed income. Both security selection strategies contributed to absolute performance, with the equity strategy having the larger impact given the stock market’s strong return.
With respect to asset allocation, a position in international equities contributed given the continued resilience of the global economy. The Fund’s long position in the Australian Dollar against the U.S. Dollar also added to performance. The Fund's cash position had no material impact on performance.
What detracted from performance?
The asset allocation strategy detracted from absolute returns. Currency positioning, particularly a long in the Japanese Yen versus a short in the U.S. Dollar, hurt results.
The Fund held derivatives as part of its investment strategy. The portfolio management team uses derivatives as a means to manage risk and/or take outright views on equities and interest rates. Derivatives held to express active asset allocation views detracted from results.
The Fund held a cash position over 5% as of the end of the period. Cash was held as part of efficient portfolio management and did not have a material impact on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	20.53%	8.75%	10.56%
MSCI All Country World Index (Net)	30.27	11.45	12.81
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index	19.82	6.98	8.46
Key Fund statistics
Net Assets	$1,822,517,661
Number of Portfolio Holdings	1,736
Net Investment Advisory Fees	$7,062,367
Portfolio Turnover Rate	132%
The Fund’s returns shown prior to April 8, 2022, are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Balanced Capital Fund, Inc.
The Fund's returns shown prior to March 3, 2025, are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Sustainable Balanced Fund, Inc.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	52.6%
Corporate Bonds	17.7%
U.S. Government Sponsored Agency Securities	17.0%
U.S. Treasury Obligations	11.9%
Foreign Government Obligations	0.3%
Investment Companies	0.2%
Preferred Securities	0.2%
Asset-Backed Securities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.7%
Apple Inc.	2.6%
Microsoft Corp.	1.9%
Uniform Mortgage-Backed Securities, 5.00%, 06/01/56	1.4%
U.S. Treasury Notes, 4.38%, 08/31/28	1.3%
Amazon.com, Inc.	1.3%
U.S. Treasury Notes, 3.88%, 08/15/34	1.2%
U.S. Treasury Notes, 3.75%, 12/31/30	1.2%
Alphabet, Inc., Class A	1.2%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.0%
(a)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 2, 2025, BlackRock International Limited ("BIL") became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BIL and BlackRock Advisors, LLC.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Balanced Fund, Inc.
Institutional Shares | MACPX
Annual Shareholder Report — May 31, 2026
MACPX-05/26-AR

BlackRock Balanced Fund, Inc.

Investor A Shares | MDCPX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$86	0.78%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 20.26%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the Bloomberg U.S. Aggregate Bond Index returned 5.13%.
What contributed to performance?
The Fund uses three main strategies: asset allocation tilts, security selection in equities, and security selection in fixed income. Both security selection strategies contributed to absolute performance, with the equity strategy having the larger impact given the stock market’s strong return.
With respect to asset allocation, a position in international equities contributed given the continued resilience of the global economy. The Fund’s long position in the Australian Dollar against the U.S. Dollar also added to performance. The Fund's cash position had no material impact on performance.
What detracted from performance?
The asset allocation strategy detracted from absolute returns. Currency positioning, particularly a long in the Japanese Yen versus a short in the U.S. Dollar, hurt results.
The Fund held derivatives as part of its investment strategy. The portfolio management team uses derivatives as a means to manage risk and/or take outright views on equities and interest rates. Derivatives held to express active asset allocation views detracted from results.
The Fund held a cash position over 5% as of the end of the period. Cash was held as part of efficient portfolio management and did not have a material impact on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	20.26%	8.49%	10.27%
Investor A Shares (with sales charge)	13.95	7.32	9.67
MSCI All Country World Index (Net)	30.27	11.45	12.81
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index	19.82	6.98	8.46
Key Fund statistics
Net Assets	$1,822,517,661
Number of Portfolio Holdings	1,736
Net Investment Advisory Fees	$7,062,367
Portfolio Turnover Rate	132%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund’s returns shown prior to April 8, 2022, are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Balanced Capital Fund, Inc.
The Fund's returns shown prior to March 3, 2025, are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Sustainable Balanced Fund, Inc.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	52.6%
Corporate Bonds	17.7%
U.S. Government Sponsored Agency Securities	17.0%
U.S. Treasury Obligations	11.9%
Foreign Government Obligations	0.3%
Investment Companies	0.2%
Preferred Securities	0.2%
Asset-Backed Securities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.7%
Apple Inc.	2.6%
Microsoft Corp.	1.9%
Uniform Mortgage-Backed Securities, 5.00%, 06/01/56	1.4%
U.S. Treasury Notes, 4.38%, 08/31/28	1.3%
Amazon.com, Inc.	1.3%
U.S. Treasury Notes, 3.88%, 08/15/34	1.2%
U.S. Treasury Notes, 3.75%, 12/31/30	1.2%
Alphabet, Inc., Class A	1.2%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.0%
(a)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 2, 2025, BlackRock International Limited ("BIL") became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BIL and BlackRock Advisors, LLC.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Balanced Fund, Inc.
Investor A Shares | MDCPX
Annual Shareholder Report — May 31, 2026
MDCPX-05/26-AR

BlackRock Balanced Fund, Inc.

Investor C Shares | MCCPX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$169	1.54%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 19.36%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the Bloomberg U.S. Aggregate Bond Index returned 5.13%.
What contributed to performance?
The Fund uses three main strategies: asset allocation tilts, security selection in equities, and security selection in fixed income. Both security selection strategies contributed to absolute performance, with the equity strategy having the larger impact given the stock market’s strong return.
With respect to asset allocation, a position in international equities contributed given the continued resilience of the global economy. The Fund’s long position in the Australian Dollar against the U.S. Dollar also added to performance. The Fund's cash position had no material impact on performance.
What detracted from performance?
The asset allocation strategy detracted from absolute returns. Currency positioning, particularly a long in the Japanese Yen versus a short in the U.S. Dollar, hurt results.
The Fund held derivatives as part of its investment strategy. The portfolio management team uses derivatives as a means to manage risk and/or take outright views on equities and interest rates. Derivatives held to express active asset allocation views detracted from results.
The Fund held a cash position over 5% as of the end of the period. Cash was held as part of efficient portfolio management and did not have a material impact on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	19.36%	7.66%	9.59%
Investor C Shares (with sales charge)	18.36	7.66	9.59
MSCI All Country World Index (Net)	30.27	11.45	12.81
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index	19.82	6.98	8.46
Key Fund statistics
Net Assets	$1,822,517,661
Number of Portfolio Holdings	1,736
Net Investment Advisory Fees	$7,062,367
Portfolio Turnover Rate	132%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund’s returns shown prior to April 8, 2022, are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Balanced Capital Fund, Inc.
The Fund's returns shown prior to March 3, 2025, are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Sustainable Balanced Fund, Inc.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	52.6%
Corporate Bonds	17.7%
U.S. Government Sponsored Agency Securities	17.0%
U.S. Treasury Obligations	11.9%
Foreign Government Obligations	0.3%
Investment Companies	0.2%
Preferred Securities	0.2%
Asset-Backed Securities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.7%
Apple Inc.	2.6%
Microsoft Corp.	1.9%
Uniform Mortgage-Backed Securities, 5.00%, 06/01/56	1.4%
U.S. Treasury Notes, 4.38%, 08/31/28	1.3%
Amazon.com, Inc.	1.3%
U.S. Treasury Notes, 3.88%, 08/15/34	1.2%
U.S. Treasury Notes, 3.75%, 12/31/30	1.2%
Alphabet, Inc., Class A	1.2%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.0%
(a)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 2, 2025, BlackRock International Limited ("BIL") became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BIL and BlackRock Advisors, LLC.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Balanced Fund, Inc.
Investor C Shares | MCCPX
Annual Shareholder Report — May 31, 2026
MCCPX-05/26-AR

BlackRock Balanced Fund, Inc.

Class K Shares | MKCPX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$52	0.47%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 20.65%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the Bloomberg U.S. Aggregate Bond Index returned 5.13%.
What contributed to performance?
The Fund uses three main strategies: asset allocation tilts, security selection in equities, and security selection in fixed income. Both security selection strategies contributed to absolute performance, with the equity strategy having the larger impact given the stock market’s strong return.
With respect to asset allocation, a position in international equities contributed given the continued resilience of the global economy. The Fund’s long position in the Australian Dollar against the U.S. Dollar also added to performance. The Fund's cash position had no material impact on performance.
What detracted from performance?
The asset allocation strategy detracted from absolute returns. Currency positioning, particularly a long in the Japanese Yen versus a short in the U.S. Dollar, hurt results.
The Fund held derivatives as part of its investment strategy. The portfolio management team uses derivatives as a means to manage risk and/or take outright views on equities and interest rates. Derivatives held to express active asset allocation views detracted from results.
The Fund held a cash position over 5% as of the end of the period. Cash was held as part of efficient portfolio management and did not have a material impact on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	20.65%	8.83%	10.62%
MSCI All Country World Index (Net)	30.27	11.45	12.81
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index	19.82	6.98	8.46
Key Fund statistics
Net Assets	$1,822,517,661
Number of Portfolio Holdings	1,736
Net Investment Advisory Fees	$7,062,367
Portfolio Turnover Rate	132%
The Fund’s returns shown prior to April 8, 2022, are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Balanced Capital Fund, Inc.
The Fund's returns shown prior to March 3, 2025, are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Sustainable Balanced Fund, Inc.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	52.6%
Corporate Bonds	17.7%
U.S. Government Sponsored Agency Securities	17.0%
U.S. Treasury Obligations	11.9%
Foreign Government Obligations	0.3%
Investment Companies	0.2%
Preferred Securities	0.2%
Asset-Backed Securities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.7%
Apple Inc.	2.6%
Microsoft Corp.	1.9%
Uniform Mortgage-Backed Securities, 5.00%, 06/01/56	1.4%
U.S. Treasury Notes, 4.38%, 08/31/28	1.3%
Amazon.com, Inc.	1.3%
U.S. Treasury Notes, 3.88%, 08/15/34	1.2%
U.S. Treasury Notes, 3.75%, 12/31/30	1.2%
Alphabet, Inc., Class A	1.2%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.0%
(a)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 2, 2025, BlackRock International Limited ("BIL") became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BIL and BlackRock Advisors, LLC.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Balanced Fund, Inc.
Class K Shares | MKCPX
Annual Shareholder Report — May 31, 2026
MKCPX-05/26-AR

BlackRock Balanced Fund, Inc.
Class R Shares | MRBPX
Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$129	1.17%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 19.78%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the Bloomberg U.S. Aggregate Bond Index returned 5.13%.
What contributed to performance?
The Fund uses three main strategies: asset allocation tilts, security selection in equities, and security selection in fixed income. Both security selection strategies contributed to absolute performance, with the equity strategy having the larger impact given the stock market’s strong return.
With respect to asset allocation, a position in international equities contributed given the continued resilience of the global economy. The Fund’s long position in the Australian Dollar against the U.S. Dollar also added to performance. The Fund's cash position had no material impact on performance.
What detracted from performance?
The asset allocation strategy detracted from absolute returns. Currency positioning, particularly a long in the Japanese Yen versus a short in the U.S. Dollar, hurt results.
The Fund held derivatives as part of its investment strategy. The portfolio management team uses derivatives as a means to manage risk and/or take outright views on equities and interest rates. Derivatives held to express active asset allocation views detracted from results.
The Fund held a cash position over 5% as of the end of the period. Cash was held as part of efficient portfolio management and did not have a material impact on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	19.78%	8.06%	9.85%
MSCI All Country World Index (Net)	30.27	11.45	12.81
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index	19.82	6.98	8.46
Key Fund statistics
Net Assets	$1,822,517,661
Number of Portfolio Holdings	1,736
Net Investment Advisory Fees	$7,062,367
Portfolio Turnover Rate	132%
Average annual total returns reflect reductions for distribution and service fees.
The Fund’s returns shown prior to April 8, 2022, are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Balanced Capital Fund, Inc.
The Fund's returns shown prior to March 3, 2025, are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Sustainable Balanced Fund, Inc.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	52.6%
Corporate Bonds	17.7%
U.S. Government Sponsored Agency Securities	17.0%
U.S. Treasury Obligations	11.9%
Foreign Government Obligations	0.3%
Investment Companies	0.2%
Preferred Securities	0.2%
Asset-Backed Securities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.7%
Apple Inc.	2.6%
Microsoft Corp.	1.9%
Uniform Mortgage-Backed Securities, 5.00%, 06/01/56	1.4%
U.S. Treasury Notes, 4.38%, 08/31/28	1.3%
Amazon.com, Inc.	1.3%
U.S. Treasury Notes, 3.88%, 08/15/34	1.2%
U.S. Treasury Notes, 3.75%, 12/31/30	1.2%
Alphabet, Inc., Class A	1.2%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.0%
(a)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 2, 2025, BlackRock International Limited ("BIL") became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BIL and BlackRock Advisors, LLC.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Balanced Fund, Inc.
Class R Shares | MRBPX
Annual Shareholder Report — May 31, 2026
MRBPX-05/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Experts – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Balanced Fund, Inc.	$24,102	$23,985	$0	$0	$24,000	$24,000	$208	$388

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,277,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,277,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Balanced Fund, Inc.	$24,208	$24,388

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,277,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

May 31, 2026
2026 Annual Financial Statements and Additional Information

BlackRock Balanced Fund, Inc.

Not FDIC Insured ● May Lose Value ● No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Derivative Financial Instruments

Schedule of Investments
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Affirm Asset Securitization Trust, Series 2026- X1, Class C, 4.82%, 04/15/31(a)	USD	925	$ 924,726
Total Asset-Backed Securities — 0.0% (Cost: $924,925)			924,726

	Shares
Common Stocks
Aerospace & Defense — 1.3%
BAE Systems PLC	175,833	4,783,842
Curtiss-Wright Corp.	2,598	1,942,291
General Dynamics Corp.	1,079	374,219
HEICO Corp., Class A	208	54,040
Lockheed Martin Corp.	6,550	3,474,448
Northrop Grumman Corp.	1,815	1,023,079
Rolls-Royce Holdings PLC	149,302	2,686,216
RTX Corp.	17,388	3,123,928
Safran SA	15,574	5,538,930
Thales SA	3,047	854,875
		23,855,868
Air Freight & Logistics — 0.1%
Deutsche Post AG, Registered Shares	18,500	1,101,812
Expeditors International of Washington, Inc.	474	74,887
FedEx Corp.	1,037	426,985
Hyundai Glovis Co. Ltd.	946	152,400
United Parcel Service, Inc., Class B	5,489	585,622
		2,341,706
Automobile Components — 0.2%
BorgWarner, Inc.	37,676	2,705,890
Denso Corp.	6,000	71,385
Lear Corp.	153	21,897
		2,799,172
Automobiles — 0.6%
Geely Automobile Holdings Ltd.	304,000	730,044
General Motors Co.	3,426	285,180
Tesla, Inc.(b)	24,380	10,624,560
		11,639,784
Banks — 3.2%
Banco Bilbao Vizcaya Argentaria SA	21,770	508,475
Banco Santander SA	208,327	2,605,306
Bank Central Asia Tbk PT	3,928,400	1,255,295
Bank Hapoalim BM	8,026	205,789
Bank Mandiri Persero Tbk PT	871,800	199,072
Bank Negara Indonesia Persero Tbk PT	144,900	29,987
Bank of America Corp.	161,704	8,343,926
Bank of Nova Scotia (The)	21,673	1,738,996
Bank Polska Kasa Opieki SA	5,295	353,470
Bank Rakyat Indonesia Persero Tbk PT	3,560,300	588,249
Barclays PLC	94,647	578,204
BNP Paribas SA	24,632	2,655,152
Citigroup, Inc.	27,224	3,427,502
Citizens Financial Group, Inc.	1,165	72,533
Credit Agricole SA	84,933	1,636,338
Danske Bank A/S	6,603	347,324
DBS Group Holdings Ltd.	90,900	4,477,539
East West Bancorp, Inc.	866	106,120
First Horizon Corp.	765	18,536
FNB Corp.	14,491	253,303
Grupo Cibest SA(b)	6,422	132,385
Grupo Financiero Banorte SAB de CV, Class O	13,006	135,506
Security	Shares	Value
Banks (continued)
Huntington Bancshares, Inc.	8,245	$ 134,888
Intesa Sanpaolo SpA	564,911	3,817,708
Israel Discount Bank Ltd., Class A	10,101	111,832
JPMorgan Chase & Co.	20,517	6,140,943
KB Financial Group, Inc.	4,839	484,804
Mitsubishi UFJ Financial Group, Inc.	216,800	4,074,511
National Australia Bank Ltd.	2,873	77,113
NatWest Group PLC	64,501	518,765
Popular, Inc.	746	110,803
Powszechna Kasa Oszczednosci Bank Polski SA	4,736	134,421
Shanghai Commercial & Savings Bank Ltd. (The)	99	126
Societe Generale SA	10,092	838,859
Standard Chartered PLC	19,670	526,758
Sumitomo Mitsui Financial Group, Inc.	32,900	1,199,958
Sumitomo Mitsui Trust Group, Inc.	70,300	2,421,645
Truist Financial Corp.	6,736	324,743
U.S. Bancorp	69,279	3,799,953
UniCredit SpA	35,805	3,090,293
Wells Fargo & Co.	10,883	843,868
		58,320,998
Beverages — 0.2%
Ambev SA	298,431	970,801
Coca-Cola Femsa SAB de CV	6,013	64,885
PepsiCo, Inc.	14,724	2,123,054
Tsingtao Brewery Co. Ltd., Class H	6,000	38,113
		3,196,853
Biotechnology — 0.8%
AbbVie, Inc.	17,393	3,786,804
Alkermes PLC(b)	3,435	144,923
Alnylam Pharmaceuticals, Inc.(b)	859	259,401
Amgen, Inc.	6,004	2,022,087
Ascendis Pharma A/S(b)	369	82,697
BeOne Medicines Ltd., Class H(b)	5,400	121,496
Biogen, Inc.(b)	3,252	637,392
BioMarin Pharmaceutical, Inc.(b)	8,122	465,309
BioNTech SE, ADR(b)	4,975	477,351
CSL Ltd.	4,931	342,464
Exelixis, Inc.(b)	8,850	446,748
Genmab A/S(b)	1,908	500,132
Gilead Sciences, Inc.	13,897	1,868,174
Hugel, Inc.(b)	1,468	241,969
Innovent Biologics, Inc.(a)(b)	51,000	541,536
Moderna, Inc.(b)	4,927	232,505
Natera, Inc.(b)	2,979	665,419
Neurocrine Biosciences, Inc.(b)	3,697	585,235
PharmaResearch Co. Ltd.	409	80,049
Regeneron Pharmaceuticals, Inc.	1,459	896,964
Seegene, Inc.	2,268	45,751
United Therapeutics Corp.(b)	453	252,239
Vertex Pharmaceuticals, Inc.(b)	1,312	587,173
		15,283,818
Broadline Retail — 1.6%
Alibaba Group Holding Ltd.	122,900	1,905,461
Amazon.com, Inc.(b)	85,037	23,014,414
Dollarama, Inc.	3,296	421,488
Etsy, Inc.(b)	8,442	573,381
Global-e Online Ltd.(b)	6,243	191,286
JD.com, Inc., Class A	22,650	326,517
MercadoLibre, Inc.(b)	777	1,317,520
Rakuten Group, Inc.(b)	101,200	473,060
42026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Broadline Retail (continued)
Sea Ltd., Class A, ADR(b)	1,309	$ 118,504
Wesfarmers Ltd.	11,938	683,162
		29,024,793
Building Products — 0.1%
Johnson Controls International PLC	9,187	1,231,609
Capital Markets — 1.6%
Ameriprise Financial, Inc.	781	348,100
B3 SA - Brasil Bolsa Balcao	418,671	1,368,583
Charles Schwab Corp. (The)	66,727	5,828,603
China International Capital Corp. Ltd., Class A	222,800	1,112,930
Coinbase Global, Inc., Class A(b)	1,976	373,523
Deutsche Bank AG, Registered Shares	39,321	1,274,201
FactSet Research Systems, Inc.	342	83,951
Goldman Sachs Group, Inc. (The)	3,146	3,226,412
Hithink RoyalFlush Information Network Co. Ltd., Class A	5,320	179,142
IG Group Holdings PLC	2,965	71,493
Intercontinental Exchange, Inc.	6,025	890,796
Jefferies Financial Group, Inc.	8,196	432,093
London Stock Exchange Group PLC	1,436	173,755
Macquarie Group Ltd.	26,276	4,505,787
Morgan Stanley	45,558	9,476,064
SEI Investments Co.	506	44,467
Stifel Financial Corp.	1,389	97,438
TMX Group Ltd.	10,288	384,984
		29,872,322
Chemicals — 0.3%
Air Products & Chemicals, Inc.	3,967	1,105,286
Albemarle Corp.	6,165	1,087,629
Ganfeng Lithium Group Co. Ltd., Class A	4,000	42,349
KCC Corp.	855	312,695
LG Chem Ltd.	3,484	848,787
Nitto Denko Corp.	20,700	387,914
Nutrien Ltd.	458	31,364
Orica Ltd.	31,336	515,094
Sumitomo Chemical Co. Ltd.	226,600	865,201
		5,196,319
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp.	1,039	20,702
Republic Services, Inc.	1,197	239,927
Tetra Tech, Inc.	2,718	74,718
Waste Management, Inc.	4,761	1,006,761
		1,342,108
Communications Equipment — 0.4%
Accton Technology Corp.	4,000	306,057
Arcadyan Technology Corp.	43,000	256,727
Cisco Systems, Inc.	11,028	1,327,992
Lumentum Holdings, Inc.(b)	2,223	1,900,576
Motorola Solutions, Inc.	6,716	2,708,429
Nokia Oyj	99,866	1,466,811
		7,966,592
Construction & Engineering — 0.8%
ACS Actividades de Construccion y Servicios SA	3,231	468,310
AECOM	35,817	2,484,625
Fluor Corp.(b)	1,173	53,677
IPARK Hyundai Development Co., Class E	3,726	50,969
MasTec, Inc.(b)	12,402	4,692,545
Obayashi Corp.	54,100	1,097,980
Quanta Services, Inc.	679	483,265
Samsung E & A Co. Ltd.	17,907	626,695
Security	Shares	Value
Construction & Engineering (continued)
Skanska AB, B Shares	15,343	$ 415,104
Stantec, Inc.	22,817	1,724,039
Sunway Construction Group Bhd	128,600	242,929
United Integrated Services Co. Ltd.	16,000	586,722
WSP Global, Inc.	5,597	792,711
		13,719,571
Construction Materials — 0.1%
Holcim AG	13,150	1,294,342
Consumer Finance — 0.4%
Ally Financial, Inc.	2,807	120,168
American Express Co.	25,085	7,938,650
Gentera SAB de CV	9,291	22,969
		8,081,787
Consumer Staples Distribution & Retail — 0.3%
Costco Wholesale Corp.	4,416	4,223,109
Dino Polska SA(a)(b)	5,013	42,573
Dollar General Corp.	1,435	158,725
E-MART, Inc.	817	46,480
George Weston Ltd.	1,570	109,985
J Sainsbury PLC	14,559	57,847
Koninklijke Ahold Delhaize NV	6,412	270,514
Tesco PLC	211,942	1,228,530
Wal-Mart de Mexico SAB de CV	12,308	37,257
		6,175,020
Containers & Packaging — 0.1%
Ball Corp.	8,685	474,809
Crown Holdings, Inc.	16,191	1,539,440
		2,014,249
Diversified REITs — 0.0%
British Land Co. PLC (The)	11,827	64,465
Mirvac Group	193,326	234,652
		299,117
Diversified Telecommunication Services — 0.9%
AT&T Inc.	74,835	1,855,908
Comcast Corp., Class A	93,067	2,314,576
Deutsche Telekom AG, Registered Shares	126,592	4,250,338
Quebecor, Inc., Class B	499	24,214
Telefonica Brasil SA	74,923	495,769
TELUS Corp.	28,696	360,300
Verizon Communications, Inc.	156,742	7,493,835
		16,794,940
Electric Utilities — 0.3%
Cia Paranaense de Energia - Copel	88,588	254,110
Duke Energy Corp.	2,776	340,699
EDP SA	369,654	1,882,520
Iberdrola SA	7,211	163,703
NextEra Energy, Inc.	9,129	794,314
NRG Energy, Inc.	11,093	1,487,349
		4,922,695
Electrical Equipment — 1.3%
ABB Ltd., Registered Shares	79,202	8,468,865
AMETEK, Inc.	26,943	6,085,077
Contemporary Amperex Technology Co. Ltd., Class A	47,000	2,948,648
Emerson Electric Co.	3,686	530,120
GE Vernova, Inc.	1,100	1,065,152
LS Corp.	612	181,802
Siemens Energy AG	15,187	2,875,113
Vestas Wind Systems A/S	26,409	740,980
		22,895,757
Schedule of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.2%
Chroma ATE, Inc.	77,000	$ 6,127,036
Delta Electronics, Inc.	21,000	1,611,252
Flex Ltd.(b)	5,716	861,858
Jabil, Inc.	760	277,066
Keysight Technologies, Inc.(b)	4,288	1,450,759
LG Innotek Co. Ltd.	497	481,728
Murata Manufacturing Co. Ltd.	120,600	7,595,956
Primax Electronics Ltd.	87,000	204,840
TE Connectivity PLC	17,756	3,789,308
Tripod Technology Corp.	6,000	98,897
		22,498,700
Energy Equipment & Services — 0.1%
Halliburton Co.	37,898	1,472,337
Entertainment — 0.2%
NC Corp.	327	62,784
NetEase, Inc.	12,600	308,933
ROBLOX Corp., Class A(b)	2,756	129,945
Roku, Inc., Class A(b)	12,151	1,581,817
Spotify Technology SA(b)	2,806	1,396,490
		3,479,969
Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(b)	1,712	812,310
Fidelity National Information Services, Inc.	28,991	1,246,323
FirstRand Ltd.	18,756	106,747
Mastercard, Inc., Class A	9,742	4,812,353
Visa, Inc., Class A	24	7,832
		6,985,565
Food Products — 0.2%
AVI Ltd.	27,839	161,901
China Mengniu Dairy Co. Ltd.	217,000	469,838
Chocoladefabriken Lindt & Spruengli AG, NVS	4	47,684
Conagra Brands, Inc.	82,961	1,101,722
Foshan Haitian Flavouring & Food Co. Ltd., Class A	21,100	112,064
General Mills, Inc.	14,801	500,422
MBRF Global Foods Co. SA	29,288	93,300
Minerva SA	40,563	29,832
Nestle SA, Registered Shares	2,022	205,160
Tingyi Cayman Islands Holding Corp.	66,000	100,620
Tyson Foods, Inc., Class A	20,288	1,237,974
Uni-President China Holdings Ltd.	113,000	113,333
WH Group Ltd.(a)	74,000	85,399
		4,259,249
Gas Utilities — 0.0%
ENN Energy Holdings Ltd.	75,100	526,548
Ground Transportation — 0.2%
Canadian National Railway Co.	11,291	1,337,000
Uber Technologies, Inc.(b)	19,822	1,395,469
		2,732,469
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	61,866	5,295,729
Boston Scientific Corp.(b)	65,431	3,160,972
EssilorLuxottica SA	552	111,570
Koninklijke Philips NV	20,601	546,956
Shanghai United Imaging Healthcare Co. Ltd., Class A	14,328	254,804
		9,370,031
Health Care Providers & Services — 0.7%
Cardinal Health, Inc.	4,759	936,571
Cigna Group (The)	10,563	2,930,176
Security	Shares	Value
Health Care Providers & Services (continued)
Elevance Health, Inc.	1,829	$ 719,144
HCA Healthcare, Inc.	4,402	1,666,333
KPJ Healthcare Bhd	94,600	76,591
McKesson Corp.	3,399	2,523,554
Tenet Healthcare Corp.(b)	4,171	731,260
UnitedHealth Group, Inc.	9,329	3,547,912
		13,131,541
Health Care REITs — 0.0%
Alexandria Real Estate Equities, Inc.	10,691	531,129
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(b)	2,419	421,729
Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	17	165
Hotels, Restaurants & Leisure — 0.7%
Airbnb, Inc., Class A(b)	23,981	3,196,907
Aristocrat Leisure Ltd.	51,723	1,858,429
Booking Holdings, Inc.	19,357	3,240,943
Chipotle Mexican Grill, Inc.(b)	11,164	355,685
MakeMyTrip Ltd.(b)	8,387	392,008
McDonald’s Corp.	9,056	2,528,435
Meituan, Class B(a)(b)	63,170	613,923
Trip.com Group Ltd.(b)	2,581	121,604
		12,307,934
Household Durables — 0.5%
Haier Smart Home Co. Ltd., Class H	6,400	16,088
Lennar Corp., Class A	1,669	149,843
NVR, Inc.(b)	244	1,489,571
Sony Group Corp.	366,100	7,896,847
		9,552,349
Household Products — 0.5%
Procter & Gamble Co. (The)	62,911	9,031,503
Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp.	2,704	108,443
China Yangtze Power Co. Ltd., Class A	13,000	53,324
ReNew Energy Global PLC, Class A(b)	30,997	198,071
RWE AG	7,275	462,972
TransAlta Corp., Class A	12,199	173,873
Vistra Corp.	967	154,942
		1,151,625
Industrial Conglomerates — 0.9%
3M Co.	32,959	5,047,012
CJ Corp.	3,085	331,468
Hanwha Corp.	675	59,939
Hitachi Ltd.	43,000	1,391,890
Honeywell International, Inc.	6,036	1,435,723
Samsung C&T Corp.	384	110,739
Siemens AG, Registered Shares	19,032	5,967,299
Smiths Group PLC	48,459	1,599,859
		15,943,929
Industrial REITs — 0.0%
Prologis, Inc.	314	45,050
Insurance — 1.7%
AIA Group Ltd.	653,400	6,854,020
Allianz SE, Registered Shares	13,542	6,001,221
AXA SA	156,141	7,200,186
Hartford Insurance Group, Inc. (The)	9,736	1,237,738
Intact Financial Corp.	842	165,432
MetLife, Inc.	60,300	4,986,207
62026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
NN Group NV	19,076	$ 1,592,394
Ping An Insurance Group Co. of China Ltd., H Shares	74,500	570,606
Travelers Cos., Inc. (The)	10,538	3,075,937
		31,683,741
Interactive Media & Services — 2.9%
Alphabet, Inc., Class A	58,010	22,063,523
Alphabet, Inc., Class C, NVS	39,546	14,886,301
Kuaishou Technology(a)	4,900	28,560
Meta Platforms, Inc., Class A	14,717	9,308,650
NAVER Corp.	2,483	384,836
Tencent Holdings Ltd.	127,200	6,910,982
		53,582,852
IT Services — 0.4%
Accenture PLC, Class A	11,599	2,169,825
CoreWeave, Inc., Class A(b)	2,134	233,737
Fujitsu Ltd.	59,400	1,265,225
NEC Corp.	82,200	2,130,615
Shopify, Inc., Class A(b)	7,985	952,246
Snowflake, Inc., Class A(b)	356	90,976
Wix.com Ltd.(b)	1,108	62,115
		6,904,739
Leisure Products — 0.0%
Hasbro, Inc.	3,855	332,185
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	4,238	574,376
Danaher Corp.	6,397	1,168,540
IQVIA Holdings, Inc.(b)	5,254	957,331
Lonza Group AG, Registered Shares	175	111,774
Mettler-Toledo International, Inc.(b)	246	290,423
QIAGEN NV	1,689	62,281
QIAGEN NV	2,654	97,110
Thermo Fisher Scientific, Inc.	3,700	1,822,287
		5,084,122
Machinery — 0.3%
Caterpillar, Inc.	5,817	5,094,936
HD Construction Equipment Co. Ltd.	850	85,189
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	236	66,271
Illinois Tool Works, Inc.	406	100,396
Mitsubishi Heavy Industries Ltd.	9,600	226,932
Wartsila Oyj Abp	14,052	570,281
		6,144,005
Marine Transportation — 0.0%
Star Bulk Carriers Corp.	1,551	42,265
Media — 0.1%
CyberAgent, Inc.	4,400	35,714
Fox Corp., Class B	5,194	298,084
Informa PLC	132,374	1,438,176
Publicis Groupe SA	741	72,091
		1,844,065
Metals & Mining — 1.2%
Anglo American PLC	5,454	294,422
Barrick Mining Corp.	19,453	831,090
BHP Group Ltd.	74,187	3,302,684
Capstone Copper Corp.(b)	28,861	314,223
Cleveland-Cliffs, Inc.(b)	38,792	527,571
First Quantum Minerals Ltd.(b)	37,706	1,160,732
Fortescue Ltd.	66,301	1,064,851
Freeport-McMoRan, Inc.	42,709	2,806,408
Security	Shares	Value
Metals & Mining (continued)
Hyundai Steel Co.	15,977	$ 425,723
Newmont Corp.	25,955	2,850,119
Rio Tinto PLC	1,888	200,527
South32 Ltd.	498,510	1,729,391
Vale SA	14,441	236,029
Valterra Platinum Ltd.	1	83
Wheaton Precious Metals Corp.	38,653	5,196,910
		20,940,763
Multi-Utilities — 0.3%
Atco Ltd., Class I, NVS	1,506	74,303
Consolidated Edison, Inc.	19,002	2,007,181
Engie SA	76,914	2,372,724
Public Service Enterprise Group, Inc.	14,399	1,132,481
Sempra	659	58,737
		5,645,426
Oil, Gas & Consumable Fuels — 2.2%
Aker BP ASA	19,990	719,152
BP PLC	87,214	616,034
Cheniere Energy, Inc.	2,657	597,453
Chevron Corp.	53,569	9,774,200
ConocoPhillips	6,348	723,545
Enbridge, Inc.	36,194	1,985,793
ENEOS Holdings, Inc.	312,100	2,557,231
EOG Resources, Inc.	21,579	2,878,207
Exxon Mobil Corp.	40,348	5,860,951
Marathon Petroleum Corp.	314	78,114
Phillips 66	1,471	258,719
Repsol SA	100,942	2,606,353
Santos Ltd.	350,429	1,966,505
Shell PLC	194,668	8,225,773
Valero Energy Corp.	1,662	406,891
Var Energi ASA	134,504	662,199
		39,917,120
Personal Care Products — 0.0%
L’Oreal SA	284	125,314
Pharmaceuticals — 1.7%
AstraZeneca PLC	13,720	2,547,318
Bristol-Myers Squibb Co.	64,054	3,662,608
Daiichi Sankyo Co. Ltd.	86,300	1,452,476
Eli Lilly & Co.	4,441	4,907,305
GSK PLC	43,482	1,099,514
Ipsen SA	752	137,367
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	214,300	1,590,221
Johnson & Johnson	18,861	4,249,949
Ono Pharmaceutical Co. Ltd.	71,700	1,075,872
Pfizer, Inc.	279,377	7,314,090
Sanofi SA	21,664	1,899,048
Sino Biopharmaceutical Ltd.	145,000	92,408
Zoetis, Inc., Class A	7,703	598,446
		30,626,622
Professional Services — 0.4%
Computershare Ltd.	2,704	67,003
Intertek Group PLC	21,671	1,540,237
Jacobs Solutions, Inc.	7,599	910,816
Recruit Holdings Co. Ltd.	13,200	882,693
Thomson Reuters Corp.	30,462	2,641,299
Wolters Kluwer NV, Class C	8,382	595,933
		6,637,981
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(b)	377	47,140
Schedule of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Daiwa House Industry Co. Ltd.	6,700	$ 182,324
Mitsui Fudosan Co. Ltd.	208,900	1,999,667
		2,229,131
Retail REITs — 0.0%
Klepierre SA	2,407	98,191
Link REIT	16,300	84,023
RioCan REIT	13,787	221,908
		404,122
Semiconductors & Semiconductor Equipment — 8.7%
Advanced Micro Devices, Inc.(b)	15,279	7,885,492
Advantest Corp.	9,300	1,520,508
Analog Devices, Inc.	2,491	1,030,900
Applied Materials, Inc.	11,096	4,993,866
ASE Technology Holding Co. Ltd.	50,000	955,267
ASM International NV	276	287,983
ASML Holding NV	4,954	8,010,292
ASPEED Technology, Inc.	9,000	5,356,278
Broadcom, Inc.	38,312	17,116,652
Cerebras Systems, Inc., Class A(b)(c)	1,272	301,451
China Resources Microelectronics Ltd., Class A	2,414	22,895
Elan Microelectronics Corp.	66,000	340,205
First Solar, Inc.(b)	750	230,093
Intel Corp.(b)	30,502	3,497,969
King Yuan Electronics Co. Ltd.	33,000	342,327
Lam Research Corp.	13,918	4,428,429
MediaTek, Inc.	10,000	1,359,516
Microchip Technology, Inc.	676	63,983
Micron Technology, Inc.	12,499	12,136,529
Nanya Technology Corp.(b)	48,000	520,811
NVIDIA Corp.	228,912	48,332,480
NXP Semiconductors NV	1,840	591,284
Parade Technologies Ltd.	2,000	52,787
Phison Electronics Corp.	32,000	2,575,354
QUALCOMM, Inc.	5,797	1,455,163
SK hynix, Inc.	5,329	8,297,295
Skyworks Solutions, Inc.	34,690	2,700,616
Taiwan Semiconductor Manufacturing Co. Ltd.	219,000	16,224,689
Texas Instruments, Inc.	3,642	1,113,287
Tokyo Electron Ltd.	19,400	6,506,266
		158,250,667
Software — 2.7%
360 Security Technology, Inc., Class A	37,300	55,631
Adobe, Inc.(b)	7,745	2,007,582
Autodesk, Inc.(b)	1,258	290,988
Beijing Kingsoft Office Software, Inc., Class A	4,857	171,653
Dropbox, Inc., Class A(b)	21,628	581,361
Intuit, Inc.	4,773	1,582,393
Jiangsu Hoperun Software Co. Ltd., Class A	8,000	47,667
Microsoft Corp.	77,056	34,693,693
Monday.com Ltd.(b)	512	42,813
Nice Ltd.(b)	3,777	341,040
Palantir Technologies, Inc., Class A(b)	32,383	5,069,235
Rubrik, Inc., Class A(b)	329	25,869
SAP SE	10,165	1,838,792
ServiceNow, Inc.(b)	6,887	856,536
Trimble, Inc.(b)	6,066	342,183
Zscaler, Inc.(b)	1,777	248,300
		48,195,736
Specialized REITs — 0.7%
American Tower Corp.	31,339	5,859,139
Security	Shares	Value
Specialized REITs (continued)
Digital Realty Trust, Inc.	26,967	$ 5,123,730
Equinix, Inc.	873	932,399
		11,915,268
Specialty Retail — 0.5%
Home Depot, Inc. (The)	10,282	3,260,833
JB Hi-Fi Ltd.	10,396	555,719
Lojas Renner SA	459,188	1,370,860
TJX Cos., Inc. (The)	20,630	3,192,493
Ultrapar Participacoes SA	135,214	699,584
		9,079,489
Technology Hardware, Storage & Peripherals — 3.4%
Apple Inc.	149,171	46,550,302
Dell Technologies, Inc., Class C	10,147	4,270,974
Lenovo Group Ltd.	598,000	1,832,608
Samsung Electronics Co. Ltd.	43,767	9,182,039
Xiaomi Corp., Class B(a)(b)	101,000	361,729
		62,197,652
Textiles, Apparel & Luxury Goods — 0.1%
Bosideng International Holdings Ltd.	114,000	61,864
Makalot Industrial Co. Ltd.	22,640	156,126
Pandora A/S	3	281
Tapestry, Inc.	13,681	1,990,038
		2,208,309
Tobacco — 0.3%
Altria Group, Inc.	42,127	2,931,196
Imperial Brands PLC	14,192	514,626
Japan Tobacco, Inc.	34,500	1,329,004
		4,774,826
Water Utilities — 0.0%
Guangdong Investment Ltd.	32,000	34,095
United Utilities Group PLC	34,704	628,130
		662,225
Wireless Telecommunication Services — 0.3%
MTN Group Ltd.	64,965	866,939
SoftBank Corp.	414,800	560,422
SoftBank Group Corp.	12,300	578,618
Tele2 AB, B Shares	2,721	51,072
T-Mobile U.S., Inc.	9,758	1,829,918
Vodafone Group PLC	786,325	1,181,631
		5,068,600
Total Common Stocks — 49.2% (Cost: $525,745,957)		896,208,467

		Par (000)
Corporate Bonds
Aerospace & Defense — 0.1%
Axon Enterprise, Inc., 6.13%, 03/15/30(a)	USD	70	71,349
Boeing Co. (The), 5.93%, 05/01/60		200	197,956
Bombardier, Inc.
7.25%, 07/01/31(a)		88	92,465
6.75%, 06/15/33(a)		157	163,524
7.45%, 05/01/34(a)		27	29,699
Embraer Netherlands Finance BV, 5.40%, 01/09/38		10	9,588
General Electric Co., 4.90%, 01/29/36		335	334,617
Lockheed Martin Corp., 4.09%, 09/15/52		150	117,960
Moog, Inc., 5.50%, 10/15/34(a)		50	49,535
Northrop Grumman Corp., 4.03%, 10/15/47		2	1,592
82026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
RTX Corp., 6.40%, 03/15/54	USD	150	$ 163,897
TransDigm, Inc.
6.88%, 12/15/30(a)		118	121,637
7.13%, 12/01/31(a)		166	172,404
6.63%, 03/01/32(a)		59	60,683
6.38%, 05/31/33(a)		81	81,778
6.25%, 01/31/34(a)		15	15,353
6.75%, 01/31/34(a)		40	40,994
			1,725,031
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 3.40%, 11/15/46		15	10,817
Automobile Components — 0.1%
Belron UK Finance PLC, 5.75%, 10/15/29(a)		119	120,010
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)		170	171,912
Cyprium Corp./Cyprium Holdings Luxembourg S.a.r.l.
6.13%, 04/15/31(a)		45	45,015
6.38%, 04/15/34(a)		50	49,898
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/32(a)		200	209,633
IHO Verwaltungs GmbH
(7.75% Cash or 8.50% PIK), 7.75%, 11/15/30(a)(d)		33	34,119
(8.00% Cash or 8.75% PIK), 8.00%, 11/15/32(a)(d)		83	86,630
Patrick Industries, Inc., 6.38%, 11/01/32(a)		64	63,923
Phinia, Inc.
6.75%, 04/15/29(a)		53	54,478
6.63%, 10/15/32(a)		61	62,589
			898,207
Automobiles — 0.2%
American Honda Finance Corp.
4.50%, 09/04/30		2	1,975
4.85%, 10/23/31		8	7,983
Honda Motor Co. Ltd.
2.53%, 03/10/27		1,000	986,300
4.69%, 07/08/30		1,275	1,269,196
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31		202	232,947
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)		147	157,741
Nissan Motor Acceptance Co. LLC
5.63%, 09/29/28(a)		45	44,927
6.13%, 09/30/30(a)		150	148,144
Nissan Motor Co. Ltd.
7.50%, 07/17/30(a)		122	126,340
7.75%, 07/17/32(a)		175	183,075
8.13%, 07/17/35(a)		148	157,157
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(a)		62	61,127
			3,376,912
Banks — 2.4%
Banco Bilbao Vizcaya Argentaria SA, 6.14%, 09/14/28		1,400	1,429,145
Banco Santander SA
4.18%, 03/24/28		600	598,317
5.59%, 08/08/28		1,200	1,226,128
6.61%, 11/07/28		1,000	1,046,917
Bank of America Corp.
2.55%, 02/04/28		1,150	1,136,186
3.19%, 07/23/30		250	239,535
Security		Par (000)	Value
Banks (continued)
Bank of America Corp.
2.50%, 02/13/31	USD	100	$ 92,557
2.69%, 04/22/32		820	744,404
4.57%, 04/27/33		890	874,311
5.51%, 01/24/36		795	814,437
5.74%, 02/12/36		470	480,488
5.88%, 02/07/42		175	181,304
4.08%, 03/20/51		481	379,989
Bank of Montreal, 5.20%, 02/01/28		810	820,580
Barclays PLC, 2.67%, 03/10/32		450	405,577
Citigroup, Inc.
2.67%, 01/29/31		1,060	986,618
4.41%, 03/31/31		1,140	1,127,380
2.57%, 06/03/31		1,470	1,352,251
5.88%, 02/22/33		350	365,218
3.79%, 03/17/33		1,080	1,017,792
Fifth Third Bancorp
6.34%, 07/27/29		60	62,127
4.77%, 07/28/30		227	226,989
First Citizens BancShares, Inc., 5.23%, 03/12/31		250	249,012
HSBC Holdings PLC
5.87%, 11/18/35		440	450,294
5.45%, 03/03/36		300	302,607
5.79%, 05/13/36		3,010	3,108,370
6.10%, 01/14/42		358	381,016
Huntington Bancshares, Inc., 5.02%, 05/17/33		102	101,556
ING Groep NV, 4.02%, 03/28/28		1,580	1,575,044
JPMorgan Chase & Co.
2.18%, 06/01/28		2,575	2,520,718
4.85%, 07/25/28		970	974,813
4.01%, 04/23/29		28	27,750
2.52%, 04/22/31		1,370	1,264,840
2.96%, 05/13/31		1,775	1,660,510
1.76%, 11/19/31		345	304,028
2.96%, 01/25/33		540	490,006
5.35%, 06/01/34		602	614,180
M&T Bank Corp., 5.05%, 01/27/34		125	124,298
Mitsubishi UFJ Financial Group, Inc.
2.34%, 01/19/28		1,250	1,234,082
5.48%, 02/22/31		425	435,329
Mizuho Financial Group, Inc.
1.55%, 07/09/27		1,850	1,844,377
2.87%, 09/13/30		375	354,460
Morgan Stanley Bank N.A., 4.45%, 10/15/27		900	900,573
Morgan Stanley Private Bank N.A., 4.47%, 07/06/28		250	250,142
PNC Financial Services Group, Inc. (The)
5.30%, 01/21/28		610	613,536
5.94%, 08/18/34		333	350,486
5.37%, 07/21/36		195	196,909
5.42%, 01/25/41		140	137,594
Royal Bank of Canada, 4.70%, 08/06/31		125	124,799
Santander Holdings U.S.A., Inc.
6.50%, 03/09/29		1,830	1,883,110
6.57%, 06/12/29		610	631,616
7.66%, 11/09/31		25	27,508
Santander UK Group Holdings PLC, 6.53%, 01/10/29		1,660	1,708,527
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28		900	849,449
5.42%, 07/09/31		550	564,153
Truist Financial Corp., 6.12%, 10/28/33		100	105,842
Schedule of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
U.S. Bancorp
2.68%, 01/27/33	USD	258	$ 229,803
5.68%, 01/23/35		90	92,962
5.42%, 02/12/36		580	591,177
Wells Fargo & Co.
5.61%, 01/15/44		150	144,738
5.01%, 04/04/51		333	299,106
Westpac Banking Corp., 6.82%, 11/17/33		25	27,334
Zions Bancorp N.A., 4.48%, 02/09/29		430	427,109
			43,782,013
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		75	73,023
4.90%, 02/01/46		302	276,203
Coca-Cola Co. (The)
3.00%, 03/05/51		4,700	3,120,789
2.50%, 03/15/51		1,962	1,169,396
5.20%, 01/14/55		273	259,745
Constellation Brands, Inc., 3.60%, 02/15/28		175	172,586
Diageo Capital PLC
2.00%, 04/29/30		1,620	1,471,104
2.13%, 04/29/32		960	831,088
5.50%, 01/24/33		3,570	3,691,520
Keurig Dr Pepper, Inc., 3.43%, 06/15/27		302	299,033
PepsiCo, Inc.
3.00%, 10/15/27		100	98,723
1.63%, 05/01/30		2	1,804
			11,465,014
Biotechnology — 0.3%
AbbVie, Inc., 4.25%, 11/21/49		6	4,912
Amgen, Inc.
2.20%, 02/21/27		650	640,824
4.95%, 10/01/41		8	7,472
5.65%, 02/19/56		100	97,478
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(a)		37	37,689
7.25%, 12/15/33(a)		238	247,756
Gilead Sciences, Inc.
5.25%, 10/15/33		520	536,150
5.55%, 10/15/53		660	651,044
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30		3,706	3,284,269
			5,507,594
Broadline Retail — 0.1%
Alibaba Group Holding Ltd.
3.40%, 12/06/27		300	296,946
2.13%, 02/09/31		200	180,950
Amazon.com, Inc.
3.88%, 08/22/37		110	99,124
5.65%, 03/13/46		40	39,947
5.80%, 03/13/56		80	80,076
6.05%, 03/13/76		15	15,130
JD.com, Inc., 3.38%, 01/14/30		200	193,598
Kohl’s Corp., 10.00%, 06/01/30(a)		28	30,446
Macy’s Retail Holdings LLC, 7.38%, 08/01/33(a)		136	141,988
Nordstrom, Inc.
4.38%, 04/01/30		74	70,747
5.00%, 01/15/44		72	50,711
Security		Par (000)	Value
Broadline Retail (continued)
Rakuten Group, Inc.
11.25%, 02/15/27(a)	USD	142	$ 147,459
9.75%, 04/15/29(a)		143	156,254
			1,503,376
Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.38%, 03/01/34(a)		50	48,711
Carlisle Cos., Inc., 5.55%, 09/15/40		270	268,900
Fortune Brands Innovations, Inc., 3.25%, 09/15/29		2	1,910
Masco Corp., 4.50%, 05/15/47		15	12,445
Owens Corning
3.40%, 08/15/26		350	349,218
3.88%, 06/01/30		50	48,586
4.30%, 07/15/47		1,430	1,154,675
			1,884,445
Capital Markets — 1.0%
Apollo Debt Solutions BDC, 6.70%, 07/29/31		150	153,483
Ares Capital Corp.
2.88%, 06/15/27		360	352,984
2.88%, 06/15/28		470	449,539
5.50%, 09/01/30		100	98,968
5.10%, 01/15/31		70	68,063
Bank of New York Mellon Corp. (The)
4.71%, 02/01/34		430	425,390
Series J, 4.97%, 04/26/34		375	375,636
Charles Schwab Corp. (The), 4.91%, 11/14/36		330	321,084
Deutsche Bank AG
5.71%, 02/08/28		260	262,184
6.82%, 11/20/29		190	199,197
5.88%, 07/08/31		200	203,989
Freedom Mortgage Corp., 12.25%, 10/01/30(a)		23	24,867
Goldman Sachs Group, Inc. (The)
2.60%, 02/07/30		840	782,900
1.99%, 01/27/32		246	216,553
2.62%, 04/22/32		319	287,302
2.38%, 07/21/32		2,775	2,453,738
3.10%, 02/24/33		755	684,590
06/03/37(e)		560	562,960
6.75%, 10/01/37		458	500,845
4.02%, 10/31/38		302	265,209
5.39%, 02/02/41		120	117,029
Intercontinental Exchange, Inc., 2.10%, 06/15/30		150	136,606
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(a)		50	51,420
LPL Holdings, Inc.
5.70%, 05/20/27		2	2,022
5.20%, 03/15/30		100	100,794
5.65%, 03/15/35		570	567,129
Morgan Stanley
2.48%, 01/21/28		950	938,944
2.70%, 01/22/31		145	134,985
1.79%, 02/13/32		2,070	1,801,869
2.51%, 10/20/32		925	819,872
5.25%, 04/21/34		855	863,532
5.42%, 07/21/34		1,775	1,809,102
6.38%, 07/24/42		533	580,743
MSCI, Inc., 5.15%, 03/15/36		425	413,180
Nomura Holdings, Inc., 6.18%, 01/18/33		350	371,341
Osaic Holdings, Inc.
6.75%, 08/01/32(a)		43	43,400
8.00%, 08/01/33(a)		25	25,432
102026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
S&P Global, Inc.
2.90%, 03/01/32	USD	177	$ 161,476
4.80%, 12/04/35(a)		285	278,850
StoneX Escrow Issuer LLC, 6.88%, 07/15/32(a)		30	30,953
StoneX Group, Inc., 7.88%, 03/01/31(a)		203	213,635
UBS AG, 1.25%, 08/07/26		430	427,724
UBS Group AG, 3.09%, 05/14/32(a)		200	183,592
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)		116	121,340
			18,884,451
Chemicals — 0.2%
Air Products & Chemicals, Inc., 4.85%, 02/08/34		25	25,046
Celanese U.S. Holdings LLC
7.55%, 11/15/30		61	64,884
7.38%, 07/15/32		60	63,059
7.70%, 11/15/33		35	37,587
7.38%, 02/15/34		44	45,956
CF Industries, Inc., 5.38%, 03/15/44		100	94,852
Chemours Co. (The)
8.00%, 01/15/33(a)		191	195,140
7.88%, 03/15/34(a)		202	204,897
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)		166	165,932
Dow Chemical Co. (The), 7.38%, 11/01/29		125	135,174
Ecolab, Inc.
5.00%, 09/01/35		52	51,941
2.70%, 12/15/51		760	464,132
FMC Corp.
5.65%, 05/18/33		58	52,119
6.38%, 05/18/53		33	25,701
Linde, Inc., 3.55%, 11/07/42		25	20,000
NOVA Chemicals Corp., 9.00%, 02/15/30(a)		28	29,489
Perimeter Holdings LLC, 6.25%, 01/15/34(a)		65	64,690
Rain Carbon, Inc., 12.25%, 09/01/29(a)		93	98,815
Sherwin-Williams Co. (The)
5.15%, 08/15/35		1,220	1,225,296
4.50%, 06/01/47		102	85,806
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/29(a)		212	207,888
Tronox, Inc.
4.63%, 03/15/29(a)		161	128,236
9.13%, 09/30/30(a)		140	141,490
Westlake Corp., 5.00%, 08/15/46		150	129,570
			3,757,700
Commercial Services & Supplies — 0.2%
ADT Security Corp. (The), 5.88%, 10/15/33(a)		50	48,864
CompoSecure Holdings LLC, 5.63%, 02/01/33(a)		50	48,537
Deluxe Corp.
8.00%, 06/01/29(a)		28	28,380
8.13%, 09/15/29(a)		40	41,764
Duke University, Series 2020, 2.83%, 10/01/55		18	11,195
Howard University, Series 22A, 5.21%, 10/01/52		110	90,362
Massachusetts Institute of Technology, Series G, 2.29%, 07/01/51		90	50,968
Pitney Bowes, Inc.
6.88%, 03/15/27(a)		7	6,998
7.25%, 03/15/29(a)		69	69,488
President & Fellows of Harvard College, 3.15%, 07/15/46		505	367,060
Republic Services, Inc.
4.75%, 07/15/30		120	121,143
5.20%, 11/15/34		495	504,729
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Waste Connections, Inc., 5.25%, 09/01/35	USD	945	$ 962,036
Waste Management, Inc., 5.35%, 10/15/54		544	523,821
Yale University, Series 2020, 2.40%, 04/15/50		290	172,614
			3,047,959
Communications Equipment — 0.2%
Cisco Systems, Inc.
4.95%, 02/24/32		60	61,018
5.30%, 02/26/54		215	204,647
Motorola Solutions, Inc.
4.60%, 05/23/29		2	2,003
2.30%, 11/15/30		400	361,493
2.75%, 05/24/31		1,320	1,200,497
5.60%, 06/01/32		830	858,542
5.40%, 04/15/34		480	487,435
Viasat, Inc.
6.50%, 07/15/28(a)		65	64,873
7.50%, 05/30/31(a)		195	196,853
			3,437,361
Construction & Engineering — 0.2%
APi Group DE, Inc., 5.75%, 06/01/34(a)		50	49,725
Granite Construction, Inc., 6.38%, 06/15/34(a)		208	212,267
HTA Group Ltd., 7.50%, 06/04/29(a)		200	205,000
Quanta Services, Inc.
2.90%, 10/01/30		3,480	3,242,187
4.50%, 01/15/31		125	123,832
Tutor Perini Corp., 11.88%, 04/30/29(a)		16	17,444
			3,850,455
Construction Materials — 0.1%
CRH America Finance, Inc., 5.50%, 01/09/35		1,050	1,071,305
Martin Marietta Materials, Inc., 5.15%, 12/01/34		530	533,163
			1,604,468
Consumer Finance — 0.5%
Ally Financial, Inc., 6.65%, 01/17/40		23	22,789
American Express Co.
2.55%, 03/04/27		480	474,772
5.28%, 07/27/29		700	711,077
5.04%, 05/01/34		310	311,243
5.63%, 07/28/34		110	112,748
5.44%, 01/30/36		200	204,154
4.80%, 10/24/36		405	391,917
Atlanticus Holdings Corp., 9.75%, 09/01/30(a)		130	131,279
Bread Financial Holdings, Inc.
6.75%, 05/15/31(a)		85	86,995
8.38%, 06/15/35(a)		55	57,497
Capital One Financial Corp.
5.25%, 07/26/30		383	388,603
7.62%, 10/30/31		2,230	2,456,960
Credit Acceptance Corp.
9.25%, 12/15/28(a)		74	77,300
6.63%, 03/15/30(a)		29	29,203
Encore Capital Group, Inc.
8.50%, 05/15/30(a)		125	132,996
6.63%, 04/15/31(a)		132	133,094
6.63%, 06/01/32(a)		75	74,983
Enova International, Inc., 9.13%, 08/01/29(a)		174	182,254
EZCORP, Inc., 7.38%, 04/01/32(a)		45	47,634
FirstCash, Inc.
6.88%, 03/01/32(a)		231	237,517
6.13%, 05/01/34(a)		130	130,098
Ford Motor Credit Co. LLC
4.00%, 11/13/30		425	401,535
Schedule of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
Ford Motor Credit Co. LLC
5.75%, 04/06/33	USD	445	$ 443,951
OneMain Finance Corp.
6.63%, 05/15/29		104	105,621
7.88%, 03/15/30		86	89,506
7.50%, 05/15/31		178	183,501
7.13%, 11/15/31		51	51,640
7.13%, 09/15/32		51	51,394
6.75%, 09/15/33		30	29,395
SLM Corp., 6.50%, 01/31/30		24	24,310
Synchrony Financial
3.95%, 12/01/27		150	148,539
2.88%, 10/28/31		1,490	1,313,901
7.25%, 02/02/33		229	237,445
			9,475,851
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 03/31/34(a)		73	70,325
Bunge Ltd. Finance Corp., 3.75%, 09/25/27		100	99,314
Kroger Co. (The)
2.20%, 05/01/30		427	390,066
5.00%, 09/15/34		335	331,678
Sysco Corp., 2.40%, 02/15/30		2	1,843
Target Corp., 4.50%, 09/15/32		52	52,066
U.S. Foods, Inc.
7.25%, 01/15/32(a)		95	98,726
5.75%, 04/15/33(a)		123	122,824
Walmart, Inc., 4.90%, 04/28/35		1,490	1,506,552
			2,673,394
Containers & Packaging — 0.0%
Ardagh Group SA
9.50%, 12/01/30(a)		57	60,857
(5.50% Cash and 6.50% PIK), 12.00%, 12/01/30(a)(d)		119	110,660
			171,517
Diversified Consumer Services — 0.0%
Graham Holdings Co., 5.63%, 12/01/33(a)		47	46,163
Match Group Holdings II LLC
5.63%, 02/15/29(a)		61	61,032
6.13%, 09/15/33(a)		267	262,545
United Rentals North America, Inc., 5.38%, 11/15/33(a)		38	37,525
			407,265
Diversified REITs — 0.2%
American Tower Corp.
1.45%, 09/15/26		425	421,783
3.60%, 01/15/28		2	1,973
5.80%, 11/15/28		25	25,699
5.35%, 03/15/35		300	303,998
Crown Castle, Inc.
3.65%, 09/01/27		1,100	1,089,538
4.80%, 09/01/28		2	2,010
GLP Capital LP/GLP Financing II, Inc.
5.75%, 11/01/37		246	242,421
6.25%, 09/15/54		162	160,812
VICI Properties LP
5.13%, 05/15/32		554	549,789
6.13%, 04/01/54		700	687,162
			3,485,185
Security		Par (000)	Value
Diversified Telecommunication Services — 0.3%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)	USD	56	$ 56,444
APLD ComputeCo LLC, 9.25%, 12/15/30(a)		247	266,621
AT&T Inc.
5.70%, 11/01/54		500	471,629
6.00%, 04/30/56		1,300	1,274,566
6.05%, 08/15/56		4	3,953
Black Pearl Compute LLC, 6.13%, 02/15/31(a)		55	55,958
British Telecommunications PLC, 9.63%, 12/15/30		127	151,147
Comcast Corp., 2.94%, 11/01/56		625	350,519
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 9.00%, 09/15/29(a)		266	280,874
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)		125	127,833
Deutsche Telekom International Finance BV, 9.25%, 06/01/32		102	124,714
Flash Compute LLC, 7.25%, 12/31/30(a)		75	77,320
Koninklijke KPN NV, 8.38%, 10/01/30		450	514,558
Level 3 Financing, Inc.
6.88%, 06/30/33(a)		215	221,457
7.50%, 02/15/37(a)		25	25,767
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)		45	45,231
Orange SA, 5.50%, 02/06/44		200	195,910
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)		145	145,199
Telecom Italia Capital SA
7.20%, 07/18/36		81	88,256
7.72%, 06/04/38		152	172,532
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/32(a)		67	70,239
Verizon Communications, Inc., 5.88%, 11/30/55		195	191,900
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)		116	122,382
WULF Compute LLC, 7.75%, 10/15/30(a)		183	192,289
			5,227,298
Electric Utilities — 1.0%
Alpha Generation LLC, 6.25%, 01/15/34(a)		22	21,810
Ameren Illinois Co., 5.90%, 12/01/52		125	127,537
Avangrid, Inc., 3.80%, 06/01/29		500	487,719
Baltimore Gas & Electric Co., 5.40%, 06/01/53		177	167,934
Berkshire Hathaway Energy Co., 6.13%, 04/01/36		50	53,500
CenterPoint Energy Houston Electric LLC, 3.55%, 08/01/42		125	98,190
Commonwealth Edison Co., 4.90%, 02/01/33		1,590	1,601,660
Connecticut Light & Power Co. (The), 4.95%, 08/15/34		2	1,993
Consolidated Edison Co. of New York, Inc.
5.50%, 03/15/34		2	2,081
Series 05-A, 5.30%, 03/01/35		225	229,422
Constellation Energy Generation LLC, 5.60%, 06/15/42		100	98,907
DTE Electric Co., 5.25%, 05/15/35		227	230,267
Duke Energy Carolinas LLC, 3.20%, 08/15/49		125	84,411
Duke Energy Corp., 4.20%, 06/15/49		150	116,862
Enel Chile SA, 4.88%, 06/12/28		25	25,108
Entergy Louisiana LLC
5.80%, 03/15/55		125	124,652
5.65%, 04/15/56		685	668,729
Evergy Kansas Central, Inc., 5.25%, 03/15/35		75	75,626
Eversource Energy
2.90%, 03/01/27		1,000	989,774
3.38%, 03/01/32		750	690,348
122026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Eversource Energy
Series U, 1.40%, 08/15/26	USD	200	$ 198,751
Exelon Corp.
2.75%, 03/15/27		550	543,511
3.35%, 03/15/32		350	324,296
5.45%, 03/15/34		422	432,397
Florida Power & Light Co.
4.95%, 06/01/35		275	273,959
5.60%, 02/15/66		315	303,412
Hawaiian Electric Co., Inc., 6.00%, 10/01/33(a)		13	12,903
Interstate Power & Light Co., 4.95%, 09/30/34		50	49,485
Kentucky Utilities Co., 4.38%, 10/01/45		50	42,205
MidAmerican Energy Co., 5.85%, 09/15/54		125	126,850
NextEra Energy Capital Holdings, Inc., 4.40%, 03/01/31		400	395,590
Northern States Power Co.
5.05%, 05/15/35		2	2,010
5.55%, 05/15/56		220	215,022
NRG Energy, Inc.
5.88%, 05/15/34(a)		20	19,874
6.25%, 11/01/34(a)		70	70,597
6.00%, 01/15/36(a)		47	46,686
6.13%, 05/15/36(a)		10	9,978
NSTAR Electric Co.
3.25%, 05/15/29		1,000	967,907
3.95%, 04/01/30		1,000	977,953
Oncor Electric Delivery Co. LLC
7.50%, 09/01/38		75	89,199
5.90%, 03/15/56(a)		100	101,153
Pacific Gas & Electric Co.
4.65%, 08/01/28		250	249,484
6.00%, 05/01/56		265	254,629
PacifiCorp
4.25%, 03/15/29		2	1,980
5.45%, 02/15/34		200	202,678
Potomac Electric Power Co., 5.20%, 03/15/34		125	127,321
PPL Electric Utilities Corp., 4.85%, 02/15/34		175	174,480
Public Service Co. of Colorado, 5.15%, 09/15/35		175	174,717
Public Service Co. of New Hampshire, 5.15%, 01/15/53		360	330,757
Public Service Co. of Oklahoma, 5.45%, 01/15/36		75	75,777
Public Service Electric & Gas Co.
5.20%, 08/01/33		2,410	2,470,894
5.20%, 03/01/34		2	2,034
3.80%, 01/01/43		50	40,127
San Diego Gas & Electric Co., 5.35%, 04/01/53		100	93,468
Southern California Edison Co.
5.45%, 03/01/35		200	199,830
4.00%, 04/01/47		2	1,491
Series C, 4.13%, 03/01/48		75	56,427
Southern Co. (The), 4.40%, 07/01/46		125	104,480
Southwestern Electric Power Co., 5.90%, 04/01/56		230	226,229
Talen Energy Supply LLC
6.25%, 02/01/34(a)		93	92,658
6.50%, 02/01/36(a)		123	123,694
Tampa Electric Co.
5.15%, 03/01/35		670	673,348
5.00%, 07/15/52		25	22,427
Virginia Electric & Power Co.
8.88%, 11/15/38		25	32,872
Security		Par (000)	Value
Electric Utilities (continued)
Virginia Electric & Power Co.
5.70%, 03/15/56	USD	370	$ 364,595
Series B, 6.00%, 01/15/36		100	106,009
Xcel Energy, Inc., 5.50%, 03/15/34		150	153,223
			17,455,897
Electrical Equipment — 0.0%
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		560	571,348
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 4.85%, 08/19/32		183	181,738
WESCO Distribution, Inc., 6.38%, 03/15/33(a)		19	19,523
			772,609
Electronic Equipment, Instruments & Components — 0.3%
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27		45	44,456
Amphenol Corp., 4.63%, 02/15/36		127	122,504
Arrow Electronics, Inc.
3.88%, 01/12/28		2	1,979
5.88%, 04/10/34		477	491,651
Flex Ltd., 5.38%, 11/13/35		660	649,785
Insight Enterprises, Inc., 6.63%, 05/15/32(a)		43	43,680
Keysight Technologies, Inc.
4.60%, 04/06/27		1,250	1,252,108
3.00%, 10/30/29		760	722,958
4.95%, 10/15/34		65	64,519
nVent Finance S.a.r.l., 5.65%, 05/15/33		1,020	1,048,895
TD SYNNEX Corp., 2.38%, 08/09/28		75	71,428
Teledyne Technologies, Inc., 2.75%, 04/01/31		491	450,218
			4,964,181
Energy Equipment & Services — 0.2%
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(a)		35	35,013
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc., 5.85%, 06/15/56		299	298,073
Bristow Group, Inc., 6.75%, 02/01/33(a)		106	106,984
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)		82	86,259
Enerflex, Inc., 6.88%, 01/15/31(a)		25	25,714
Kodiak Gas Services LLC
5.88%, 04/01/31(a)		45	45,274
6.50%, 10/01/33(a)		40	40,708
6.75%, 10/01/35(a)		40	41,110
Nabors Industries, Inc.
9.13%, 01/31/30(a)		14	14,669
7.63%, 11/15/32(a)		67	69,844
Noble Finance II LLC, 8.00%, 04/15/30(a)		193	200,690
Pentair Finance S.a.r.l.
4.50%, 07/01/29		1,129	1,122,673
5.90%, 07/15/32		631	656,501
Tidewater, Inc., 9.13%, 07/15/30(a)		148	159,355
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp., 7.13%, 03/15/29(a)		70	72,124
Valaris Ltd., 8.38%, 04/30/30(a)		258	268,707
Venture Global LNG, Inc.
9.50%, 02/01/29(a)		100	108,875
9.88%, 02/01/32(a)		61	65,222
Weatherford International Ltd., 6.75%, 10/15/33(a)		50	51,450
			3,469,245
Schedule of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment — 0.0%
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 07/27/30(a)	USD	57	$ 56,800
Take-Two Interactive Software, Inc., 5.60%, 06/12/34		560	574,031
			630,831
Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.30%, 01/19/34		150	150,085
4.95%, 09/10/34		780	760,705
Ares Strategic Income Fund, 5.55%, 04/15/31(a)		50	48,702
Brookfield Finance, Inc., 5.97%, 03/04/54		2	1,985
Coinbase Global, Inc., 3.38%, 10/01/28(a)		256	245,709
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)		87	83,264
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(a)		65	67,705
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29		131	130,012
10.00%, 11/15/29(a)		155	155,167
Jackson Financial, Inc., 5.67%, 06/08/32		460	465,282
MGIC Investment Corp., 5.25%, 08/15/28		2,010	2,009,956
National Rural Utilities Cooperative Finance Corp., 5.00%, 08/15/34		75	75,596
PayPal Holdings, Inc.
4.45%, 03/06/28		50	50,063
2.85%, 10/01/29		2	1,890
2.30%, 06/01/30		25	22,860
PennyMac Financial Services, Inc., 7.88%, 12/15/29(a)		28	29,074
Rocket Cos., Inc.
6.50%, 08/01/29(a)		57	58,284
6.13%, 08/01/30(a)		95	96,455
7.13%, 02/01/32(a)		123	127,421
UWM Holdings LLC
6.63%, 02/01/30(a)		50	47,417
6.25%, 03/15/31(a)		19	17,447
Velocity Commercial Capital LLC, 9.38%, 02/15/31(a)		33	33,976
Visa, Inc.
4.30%, 12/14/45		327	281,910
3.65%, 09/15/47		420	323,574
WS Escrow LLC, 7.75%, 06/01/33(a)		15	15,293
			5,299,832
Food Products — 0.3%
Campbell’s Co. (The), 4.15%, 03/15/28		227	224,693
Conagra Brands, Inc.
1.38%, 11/01/27		2	1,911
7.00%, 10/01/28		225	235,746
General Mills, Inc., 4.20%, 04/17/28		127	126,508
J M Smucker Co. (The), 2.38%, 03/15/30		277	255,931
JBS NV/JBS U.S.A. Foods Group Holdings, Inc./JBS U.S.A. Food Co. Holdings, 3.00%, 02/02/29		383	367,043
Kellanova
3.40%, 11/15/27		610	603,481
4.30%, 05/15/28		2,720	2,719,189
Kraft Heinz Foods Co.
3.88%, 05/15/27		75	74,747
3.75%, 04/01/30		152	147,263
Pilgrim’s Pride Corp., 4.25%, 04/15/31		125	119,886
Security		Par (000)	Value
Food Products (continued)
Post Holdings, Inc.
6.38%, 03/01/33(a)	USD	221	$ 220,363
6.50%, 03/15/36(a)		48	47,622
Tyson Foods, Inc., 5.10%, 09/28/48		152	139,716
			5,284,099
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%, 06/01/28(a)		24	24,587
9.50%, 06/01/30(a)		85	91,420
Atmos Energy Corp., 5.90%, 11/15/33		77	82,150
National Fuel Gas Co., 5.95%, 03/15/35		1,865	1,936,297
ONE Gas, Inc., 4.25%, 09/01/32		155	151,221
Southern California Gas Co., 5.05%, 09/01/34		2	2,002
			2,287,677
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC, 5.50%, 03/15/55		200	194,474
Canadian National Railway Co., 3.85%, 08/05/32		485	463,896
Canadian Pacific Railway Co.
3.50%, 05/01/50		77	54,855
6.13%, 09/15/15		25	25,884
CSX Corp., 4.90%, 03/15/55		50	44,613
RXO, Inc., 6.38%, 05/15/31(a)		115	115,597
Ryder System, Inc.
5.65%, 03/01/28		25	25,509
6.30%, 12/01/28		940	978,273
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)		124	129,187
Union Pacific Corp.
2.89%, 04/06/36		162	136,669
3.25%, 02/05/50		2	1,377
3.84%, 03/20/60		325	234,659
			2,404,993
Health Care Equipment & Supplies — 0.0%
Abbott Laboratories, 4.90%, 11/30/46		202	185,228
Bausch + Lomb Corp., 8.38%, 10/01/28(a)		82	84,665
Baxter International, Inc., 2.27%, 12/01/28		152	142,935
Smith & Nephew PLC, 5.40%, 03/20/34		2	2,029
Stryker Corp., 4.10%, 04/01/43		2	1,662
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27		40	40,135
5.35%, 12/01/28		130	132,676
			589,330
Health Care Providers & Services — 1.0%
Cardinal Health, Inc., 5.35%, 11/15/34		670	677,483
Cencora, Inc.
2.70%, 03/15/31		1,870	1,707,878
4.30%, 12/15/47		1,170	964,438
Cigna Group (The)
4.38%, 10/15/28		900	899,050
5.25%, 02/15/34		540	547,234
CVS Health Corp.
5.00%, 09/15/32		270	271,285
5.45%, 09/15/35		550	556,681
5.05%, 03/25/48		352	308,875
DaVita, Inc.
6.88%, 09/01/32(a)		102	105,626
6.75%, 07/15/33(a)		75	77,507
Elevance Health, Inc.
4.65%, 01/15/43		2	1,766
4.38%, 12/01/47		125	102,779
5.70%, 02/15/55		175	168,850
142026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Encompass Health Corp., 5.88%, 06/01/34(a)	USD	70	$ 70,433
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)		56	56,442
HCA, Inc.
3.13%, 03/15/27		400	396,686
5.20%, 06/01/28		540	547,107
5.45%, 04/01/31		710	725,952
3.63%, 03/15/32		1,029	957,524
5.60%, 04/01/34		895	916,312
5.45%, 09/15/34		155	156,522
5.90%, 06/01/53		300	289,026
Humana, Inc., 4.88%, 04/01/30		508	509,155
McKesson Corp., 5.10%, 07/15/33		2,500	2,543,076
Novant Health, Inc., 2.64%, 11/01/36		870	691,153
Quest Diagnostics, Inc.
4.60%, 12/15/27		890	894,425
4.63%, 12/15/29		1,090	1,093,799
Select Medical Corp., 6.25%, 12/01/32(a)		152	148,011
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)		87	90,507
Tenet Healthcare Corp., 6.13%, 10/01/28		46	46,117
UnitedHealth Group, Inc.
4.90%, 04/15/31		290	293,676
4.50%, 04/15/33		440	430,285
5.88%, 02/15/53		140	140,536
5.05%, 04/15/53		750	670,919
			18,057,115
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc., 4.70%, 07/01/30		252	250,288
Diversified Healthcare Trust
4.75%, 02/15/28		124	121,199
7.25%, 10/15/30(a)		20	20,538
4.38%, 03/01/31		99	90,195
Healthpeak OP LLC, 3.00%, 01/15/30		175	165,095
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		151	147,418
4.63%, 08/01/29		159	129,992
Ventas Realty LP
5.10%, 07/15/32		620	624,917
5.70%, 09/30/43		25	24,739
Welltower OP LLC
4.50%, 07/01/30		860	856,812
5.13%, 07/01/35		2	2,010
			2,433,203
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 03/15/34(a)		25	24,802
Service Properties Trust
8.63%, 11/15/31(a)		93	98,157
8.88%, 06/15/32		99	102,272
			225,231
Hotels, Restaurants & Leisure — 0.2%
Brinker International, Inc., 8.25%, 07/15/30(a)		38	39,694
Caesars Entertainment, Inc.
7.00%, 02/15/30(a)		306	309,627
6.50%, 02/15/32(a)		57	55,573
Darden Restaurants, Inc.
4.35%, 10/15/27		305	304,408
4.55%, 10/15/29		305	303,872
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)		126	129,023
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/32(a)	USD	108	$ 110,112
Hyatt Hotels Corp., 5.38%, 12/15/31		40	40,787
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/32(a)		89	77,082
Life Time, Inc., 6.00%, 11/15/31(a)		47	47,681
Light & Wonder International, Inc., 7.50%, 09/01/31(a)		113	117,592
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)		35	36,019
Marriott International, Inc., 5.10%, 05/01/38		1,040	1,005,681
McDonald’s Corp.
4.88%, 12/09/45		200	180,567
3.63%, 09/01/49		50	36,361
Royal Caribbean Cruises Ltd., 5.25%, 02/27/38		780	755,440
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)		147	153,014
Sabre GLBL, Inc.
10.75%, 11/15/29(a)		115	103,270
11.13%, 07/15/30(a)		172	153,295
Viking Cruises Ltd., 5.88%, 10/15/33(a)		68	68,136
Wynn Macau Ltd., 6.75%, 02/15/34(a)		53	53,148
			4,080,382
Household Durables — 0.3%
Century Communities, Inc., 6.63%, 09/15/33(a)		5	4,958
DR Horton, Inc.
1.40%, 10/15/27		75	72,110
5.50%, 10/15/35		898	917,585
Installed Building Products, Inc., 5.63%, 02/01/34(a)		35	34,361
Leggett & Platt, Inc., 3.50%, 11/15/27		25	24,469
NVR, Inc., 3.00%, 05/15/30		1,930	1,814,322
PulteGroup, Inc., 6.38%, 05/15/33		890	955,263
Sekisui House U.S., Inc., 3.97%, 08/06/61		360	237,822
Toll Brothers Finance Corp., 5.60%, 06/15/35		491	501,790
Whirlpool Corp.
6.13%, 06/15/30		39	36,683
6.50%, 06/15/33		98	88,944
5.15%, 03/01/43		14	9,454
4.50%, 06/01/46		23	14,648
4.60%, 05/15/50		22	13,905
			4,726,314
Household Products — 0.1%
Church & Dwight Co., Inc., 3.15%, 08/01/27		200	197,416
Colgate-Palmolive Co., 3.25%, 08/15/32		50	46,967
Unilever Capital Corp., 1.75%, 08/12/31		1,950	1,705,584
			1,949,967
Industrial Conglomerates — 0.1%
3M Co., 2.38%, 08/26/29		1,330	1,247,759
Insurance — 0.5%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(a)		7	6,760
Allstate Corp. (The)
5.35%, 06/01/33		100	102,599
3.85%, 08/10/49		350	263,720
American International Group, Inc.
4.85%, 05/07/30		290	292,587
5.13%, 03/27/33		177	178,998
Assurant, Inc.
4.90%, 03/27/28		150	150,428
5.55%, 02/15/36		185	184,428
7.00%, 03/27/48		84	85,675
Schedule of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	USD	114	$ 114,470
Brighthouse Financial, Inc., 3.70%, 06/22/27		75	73,905
Chubb INA Holdings LLC, 5.00%, 03/15/34		2	2,010
CNA Financial Corp., 5.20%, 08/15/35		270	265,774
CRC Insurance Group LLC, 7.13%, 06/01/31(a)		90	90,253
HUB International Ltd., 7.25%, 06/15/30(a)		76	78,010
Lincoln National Corp.
3.05%, 01/15/30		2	1,875
5.85%, 03/15/34		175	179,975
Markel Group, Inc., 6.00%, 05/16/54		248	248,166
Marsh & McLennan Cos., Inc.
2.38%, 12/15/31		2	1,778
5.15%, 03/15/34		890	899,762
5.45%, 03/15/53		550	524,020
5.70%, 09/15/53		710	702,530
Progressive Corp. (The), 4.95%, 06/15/33		1,410	1,423,923
Prudential Financial, Inc.
4.35%, 02/25/50		300	244,044
3.70%, 03/13/51		2	1,458
Reinsurance Group of America, Inc., 5.75%, 09/15/34		125	128,509
Stewart Information Services Corp., 3.60%, 11/15/31		428	382,747
Travelers Cos., Inc. (The), 5.05%, 07/24/35		150	150,126
Willis North America, Inc.
4.65%, 06/15/27		390	390,846
5.35%, 05/15/33		702	711,556
5.90%, 03/05/54		530	526,145
			8,407,077
Interactive Media & Services — 0.2%
Alphabet, Inc.
4.50%, 05/15/35		1,190	1,166,416
5.45%, 11/15/55		277	267,507
Baidu, Inc., 3.43%, 04/07/30		200	193,150
Getty Images, Inc.
11.25%, 02/21/30(a)		92	79,325
10.50%, 11/15/30(a)		72	63,630
GrubHub Holdings, Inc., (13.00% Cash or 7.00% PIK), 13.00%, 07/31/30(a)(d)		3	2,848
Meta Platforms, Inc.
4.60%, 11/15/32		155	153,084
5.50%, 11/15/45		177	166,146
5.63%, 11/15/55		552	508,994
6.30%, 05/15/56		100	100,901
5.75%, 11/15/65		177	162,197
Snap, Inc., 6.88%, 03/01/33(a)		177	175,443
			3,039,641
IT Services — 0.5%
Accenture Capital, Inc., 4.50%, 10/04/34		50	48,389
Automatic Data Processing, Inc., 4.75%, 05/08/32		390	391,596
CGI, Inc., 2.30%, 09/14/31		1,570	1,366,827
CoreWeave, Inc.
9.25%, 06/01/30(a)		242	246,895
9.00%, 02/01/31(a)		66	66,919
9.75%, 10/01/31(a)		105	108,305
Gartner, Inc., 5.60%, 11/20/35		15	14,370
Global Payments, Inc., 4.95%, 08/15/27		458	459,443
IBM International Capital Pte Ltd.
4.90%, 02/05/34		1,690	1,677,856
Security		Par (000)	Value
IT Services (continued)
IBM International Capital Pte Ltd.
5.30%, 02/05/54	USD	1,020	$ 923,776
International Business Machines Corp.
2.20%, 02/09/27		750	740,293
5.88%, 11/29/32		200	212,067
Mastercard, Inc.
2.95%, 06/01/29		150	144,641
3.35%, 03/26/30		102	98,401
2.00%, 11/18/31		960	849,516
3.85%, 03/26/50		850	660,234
TR Finance LLC, 5.85%, 04/15/40		5	5,029
Unisys Corp., 10.63%, 01/15/31(a)		131	127,743
VeriSign, Inc., 5.25%, 06/01/32		135	136,895
			8,279,195
Leisure Products — 0.0%
Acushnet Co., 5.63%, 12/01/33(a)		60	59,531
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc., 4.75%, 09/09/34		2	1,975
Machinery — 0.1%
Caterpillar, Inc.
5.20%, 05/15/35		50	51,126
3.80%, 08/15/42		127	105,887
CNH Industrial Capital LLC, 4.50%, 10/08/27		200	200,010
Cummins, Inc.
4.90%, 02/20/29		570	578,210
5.30%, 05/09/35		8	8,179
Deere & Co.
5.45%, 01/16/35		225	233,591
3.90%, 06/09/42		27	22,935
Enpro, Inc., 6.13%, 06/01/33(a)		35	35,634
Esab Corp., 5.63%, 04/01/31(a)		40	40,198
John Deere Capital Corp., 5.10%, 04/11/34		2	2,033
Manitowoc Co., Inc. (The), 9.25%, 10/01/31(a)		38	40,783
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(a)		50	50,782
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/35		452	462,433
			1,831,801
Marine Transportation — 0.0%
Danaos Corp., 6.88%, 10/15/32(a)		146	150,611
Media — 0.2%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30(a)		187	155,444
AMC Global Media, Inc., 10.50%, 07/15/32(a)		146	151,127
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/29(a)		30	30,140
7.38%, 03/01/31(a)		226	229,200
4.50%, 05/01/32		43	37,730
7.00%, 02/01/33(a)		42	41,055
7.38%, 02/01/36(a)		51	49,765
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 04/01/38		250	222,791
Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/31(a)		54	55,819
DirecTV Financing LLC, 8.88%, 02/01/30(a)		30	30,760
DirecTV Financing LLC/DirecTV Financing Co- Obligor, Inc.
5.88%, 08/15/27(a)		8	8,022
10.00%, 02/15/31(a)		68	71,148
162026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Discovery Communications LLC, 5.00%, 09/20/37(f)	USD	90	$ 72,442
Discovery Global Holdings, Inc.
4.05%, 03/15/29(f)		65	64,646
4.28%, 03/15/32		141	127,252
5.05%, 03/15/42		185	135,281
5.14%, 03/15/52(f)		86	58,480
DISH DBS Corp.
7.38%, 07/01/28		136	131,849
5.75%, 12/01/28(a)		131	128,556
EchoStar Corp.
10.75%, 11/30/29		282	306,461
(6.75% PIK), 6.75%, 11/30/30(d)		72	73,543
Fox Corp., 5.58%, 01/25/49		300	283,157
iHeartCommunications, Inc.
9.13%, 05/01/29(a)		62	60,097
10.88%, 05/01/30(a)		109	92,627
7.75%, 08/15/30(a)		142	130,394
Nexstar Media, Inc.
4.75%, 11/01/28(a)		157	154,548
6.50%, 09/15/33(a)		185	186,474
7.25%, 04/15/34(a)		72	72,453
Omnicom Group, Inc.
4.65%, 10/01/28		500	500,642
2.45%, 04/30/30		8	7,365
Paramount Global
7.88%, 07/30/30		147	154,316
6.88%, 04/30/36		83	76,776
4.38%, 03/15/43		46	29,442
5.85%, 09/01/43		74	54,543
Sinclair Television Group, Inc.
5.50%, 03/01/30(a)		37	32,699
4.38%, 12/31/32(a)		63	50,479
8.13%, 02/15/33(a)		46	47,265
Univision Communications, Inc., 8.88%, 04/15/33(a)		30	29,886
Versant Media Group, Inc., 7.25%, 01/30/31(a)		126	130,911
			4,275,585
Metals & Mining — 0.2%
Algoma Steel, Inc., 9.13%, 04/15/29(a)		65	63,206
Barrick North America Finance LLC, 5.70%, 05/30/41		77	78,445
Century Aluminum Co., 6.88%, 08/01/32(a)		122	127,060
Champion Iron Canada, Inc., 7.88%, 07/15/32(a)		48	50,247
Cleveland-Cliffs, Inc., 7.63%, 01/15/34(a)		30	30,874
Coeur Mining, Inc., 6.88%, 04/01/32(a)		63	65,257
Commercial Metals Co.
5.75%, 11/15/33(a)		55	55,041
6.00%, 12/15/35(a)		110	110,205
Eldorado Gold Corp., 6.25%, 09/01/29(a)		123	122,729
First Quantum Minerals Ltd.
7.25%, 02/15/34(a)		38	38,982
6.38%, 02/15/36(a)		35	34,602
Fortescue Treasury Pty Ltd., 6.13%, 04/15/32(a)		169	174,983
Freeport-McMoRan, Inc., 5.45%, 03/15/43		77	74,830
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)		104	104,630
Kaiser Aluminum Corp., 5.88%, 03/01/34(a)		16	15,924
Mineral Resources Ltd.
7.00%, 04/01/31(a)		127	132,025
6.00%, 05/01/32(a)		45	44,823
6.25%, 05/01/34(a)		45	44,734
Security		Par (000)	Value
Metals & Mining (continued)
Novelis Corp.
6.88%, 01/30/30(a)	USD	28	$ 28,771
6.38%, 08/15/33(a)		47	47,458
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)		114	117,448
PLS Group Ltd., 6.88%, 05/01/31(a)		40	41,036
Reliance, Inc., 2.15%, 08/15/30		50	45,105
Rio Tinto Alcan, Inc., 6.13%, 12/15/33		100	107,063
Rio Tinto Finance U.S.A. PLC
5.25%, 03/14/35		715	728,911
4.75%, 03/22/42		75	69,267
Skeena Resources Ltd., 8.50%, 04/01/31(a)		167	175,446
Taseko Mines Ltd., 8.25%, 05/01/30(a)		131	136,802
			2,865,904
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Arbor Realty SR, Inc.
8.50%, 12/15/28(a)		63	62,386
7.88%, 07/15/30(a)		41	38,505
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29(a)		161	167,090
6.25%, 06/01/31(a)		99	97,356
EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30(a)		52	51,934
Rithm Capital Corp., 8.00%, 04/01/29(a)		206	206,564
Starwood Property Trust, Inc.
7.25%, 04/01/29(a)		112	116,149
6.50%, 07/01/30(a)		52	53,227
6.50%, 10/15/30(a)		75	76,861
6.13%, 06/01/31(a)		20	20,221
			890,293
Multi-Utilities — 0.0%
American Water Capital Corp.
5.45%, 03/01/54		75	71,689
5.70%, 09/01/55		95	93,864
Consumers Energy Co., 4.20%, 09/01/52		200	159,190
			324,743
Office REITs — 0.0%
Boston Properties LP, 2.90%, 03/15/30		152	141,757
Oil, Gas & Consumable Fuels — 1.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)		42	43,810
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 10/15/33(a)		14	13,853
5.75%, 07/01/34(a)		65	64,219
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)		142	143,874
BP Capital Markets America, Inc., 5.23%, 11/17/34		433	440,847
California Resources Corp.
8.25%, 06/15/29(a)		132	137,718
7.00%, 01/15/34(a)		90	90,726
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.75%, 07/15/28(a)		115	117,584
9.75%, 02/15/31(a)		85	89,995
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		610	592,357
Cheniere Energy Partners LP, 5.75%, 08/15/34		75	77,808
Cheniere Energy, Inc., 6.00%, 07/30/56(a)		50	49,919
Chevron U.S.A., Inc., 4.98%, 04/15/35		1,745	1,766,037
Schedule of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Chord Energy Corp.
6.00%, 10/01/30(a)	USD	70	$ 70,872
6.75%, 03/15/33(a)		110	112,937
CNX Midstream Partners LP, 4.75%, 04/15/30(a)		55	53,099
CNX Resources Corp.
7.38%, 01/15/31(a)		99	101,616
7.25%, 03/01/32(a)		124	128,159
5.88%, 03/01/34(a)		45	44,298
ConocoPhillips Co., 5.00%, 01/15/35		1,515	1,518,596
Coterra Energy, Inc., 5.40%, 02/15/35		125	126,684
CVR Energy, Inc.
7.50%, 02/15/31(a)		32	32,360
7.88%, 02/15/34(a)		46	46,152
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/29(a)		132	137,419
6.88%, 06/01/34(a)		40	40,566
Enbridge, Inc., 6.20%, 11/15/30		65	68,665
Energy Transfer LP, 6.50%, 02/01/42		225	238,586
EnQuest PLC, 9.88%, 04/30/31(a)		90	92,651
Enterprise Products Operating LLC
4.85%, 01/31/34		225	224,665
4.85%, 03/15/44		150	137,349
5.10%, 02/15/45		2	1,875
EQT Corp., 5.75%, 02/01/34		352	363,745
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29		104	107,928
7.88%, 05/15/32		27	28,079
6.75%, 03/15/34(a)		16	16,062
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)		84	88,155
Golar LNG Ltd., 7.50%, 10/02/30(a)		141	143,642
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)		168	172,372
Infinity Natural Resources LLC, 7.63%, 04/01/31(a)		30	30,304
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)		124	129,122
Karoon U.S.A. Finance, Inc., 10.50%, 05/14/29(a)		33	34,217
Kinder Morgan Energy Partners LP
5.80%, 03/15/35		100	104,319
6.55%, 09/15/40		25	26,911
Kinder Morgan, Inc., 5.95%, 08/01/54		676	679,954
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)		153	158,168
Marathon Petroleum Corp., 5.15%, 03/01/30		77	78,339
MPLX LP, 6.10%, 04/01/56		1,090	1,083,710
Murphy Oil Corp., 6.50%, 02/15/34		101	101,192
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)		47	48,835
8.38%, 02/15/32(a)		136	142,894
ONEOK, Inc.
5.65%, 11/01/28		1,490	1,525,450
6.35%, 01/15/31		1,530	1,620,746
6.05%, 09/01/33		540	568,406
5.65%, 09/01/34		2	2,052
7.15%, 01/15/51		390	430,072
Par Petroleum LLC, 7.38%, 06/01/34(a)		44	45,035
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)		154	157,710
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66 Co., 5.25%, 06/15/31	USD	202	$ 206,310
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28		25	24,905
Shell Finance U.S., Inc.
2.75%, 04/06/30		2	1,882
4.38%, 05/11/45		300	256,759
Talos Production, Inc.
9.00%, 02/01/29(a)		41	42,815
9.38%, 02/01/31(a)		114	120,970
Targa Resources Corp.
6.15%, 03/01/29		2,550	2,653,160
5.55%, 08/15/35		520	528,565
6.50%, 02/15/53		690	727,630
TotalEnergies Capital SA, 5.49%, 04/05/54		470	456,583
Valero Energy Corp., 6.63%, 06/15/37		2	2,209
Vermilion Energy, Inc., 7.25%, 02/15/33(a)		108	108,675
Western Midstream Operating LP
4.50%, 03/01/28		50	49,940
6.35%, 01/15/29		35	36,369
5.50%, 12/15/35		395	393,442
Williams Cos., Inc. (The)
5.15%, 03/15/36		4	3,950
5.10%, 09/15/45		100	91,878
4.85%, 03/01/48		175	152,314
			20,551,071
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 6.00%, 01/15/29		200	204,375
Passenger Airlines — 0.0%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)		228	209,724
Southwest Airlines Co., 2.63%, 02/10/30		175	161,844
			371,568
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The)
2.38%, 12/01/29		125	116,392
2.60%, 04/15/30		2	1,866
Kenvue, Inc., 5.00%, 03/22/30		50	50,824
			169,082
Pharmaceuticals — 0.4%
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)		181	187,491
AstraZeneca PLC, 6.45%, 09/15/37		352	393,024
Eli Lilly & Co.
5.05%, 08/14/54		850	785,948
5.60%, 05/20/56		235	235,707
5.65%, 10/15/65		55	54,775
Harrow, Inc., 8.63%, 09/15/30(a)		63	63,782
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.75%, 05/01/33(a)		87	87,870
Merck & Co., Inc., 5.00%, 05/17/53		310	281,096
Novartis Capital Corp., 2.20%, 08/14/30		2,750	2,514,880
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34(a)		70	75,134
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43		552	524,580
5.30%, 05/19/53		202	189,590
5.34%, 05/19/63		125	115,278
Zoetis, Inc.
3.00%, 09/12/27		580	570,688
4.70%, 02/01/43		300	267,793
			6,347,636
182026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Professional Services — 0.0%
CACI International, Inc., 6.38%, 06/15/33(a)	USD	180	$ 184,090
Concentrix Corp., 6.85%, 08/02/33		10	9,148
			193,238
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC/Realogy Co- Issuer Corp.
5.75%, 01/15/29(a)		118	116,438
5.25%, 04/15/30(a)		76	73,000
9.75%, 04/15/30(a)		68	73,253
CBRE Services, Inc.
5.50%, 04/01/29		1,130	1,157,275
5.95%, 08/15/34		1,830	1,907,670
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)		61	64,342
Five Point Operating Co. LP, 8.00%, 10/01/30(a)		126	129,216
Howard Hughes Corp. (The), 6.13%, 03/01/34(a)		40	39,084
			3,560,278
Residential REITs — 0.0%
AvalonBay Communities, Inc.
5.00%, 08/01/35		50	49,825
3.90%, 10/15/46		5	3,927
Camden Property Trust, 3.35%, 11/01/49		15	10,428
Essex Portfolio LP, 5.50%, 04/01/34		2	2,038
Invitation Homes Operating Partnership LP, 5.45%, 08/15/30		50	50,863
Mid-America Apartments LP, 4.65%, 01/15/33		77	75,985
UDR, Inc., 2.10%, 06/15/33		125	103,797
			296,863
Retail REITs — 0.0%
Kimco Realty OP LLC, 6.40%, 03/01/34		75	81,541
NNN REIT, Inc.
5.60%, 10/15/33		100	103,013
5.50%, 06/15/34		2	2,039
Realty Income Corp.
4.50%, 02/01/33		2	1,952
4.90%, 07/15/33		50	49,842
			238,387
Semiconductors & Semiconductor Equipment — 0.7%
Amkor Technology, Inc., 5.88%, 10/01/33(a)		53	53,243
ams-OSRAM AG, 12.25%, 03/30/29(a)		46	48,818
Broadcom, Inc.
4.15%, 04/15/32(a)		710	685,886
3.75%, 02/15/51		300	224,286
Intel Corp.
4.88%, 02/10/28		1,070	1,077,126
6.13%, 05/15/56		430	433,159
Kioxia Holdings Corp.
6.25%, 07/24/30(a)		70	72,071
6.63%, 07/24/33(a)		138	144,680
Lam Research Corp., 1.90%, 06/15/30		2,520	2,284,029
NVIDIA Corp.
2.00%, 06/15/31		2,970	2,661,687
3.50%, 04/01/50		277	206,907
3.70%, 04/01/60		1,050	772,955
QUALCOMM, Inc., 1.30%, 05/20/28		255	241,266
Texas Instruments, Inc.
1.90%, 09/15/31		299	263,467
3.65%, 08/16/32		2,345	2,234,550
4.90%, 03/14/33		520	529,885
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
TSMC Arizona Corp.
4.25%, 04/22/32	USD	828	$ 820,556
3.25%, 10/25/51		540	407,678
			13,162,249
Software — 0.8%
Adobe, Inc., 2.30%, 02/01/30		2,362	2,187,792
AppLovin Corp., 5.50%, 12/01/34		890	898,643
Autodesk, Inc., 3.50%, 06/15/27		333	330,240
Cloud Software Group, Inc.
9.00%, 09/30/29(a)		83	82,014
8.25%, 06/30/32(a)		105	103,085
Elastic NV, 4.13%, 07/15/29(a)		96	91,923
Electronic Arts, Inc., 1.85%, 02/15/31		1,000	926,638
Fair Isaac Corp., 6.25%, 09/15/34(a)		165	163,674
Fiserv, Inc.
2.25%, 06/01/27		200	195,839
4.20%, 10/01/28		275	272,105
Gen Digital, Inc., 6.25%, 04/01/33(a)		131	130,504
Intuit, Inc.
1.35%, 07/15/27		660	639,617
1.65%, 07/15/30		3,100	2,755,881
5.20%, 09/15/33		200	202,240
5.50%, 09/15/53		65	58,804
Microsoft Corp., 2.68%, 06/01/60		529	296,772
NCR Atleos Corp., 9.50%, 04/01/29(a)		169	180,683
Open Text Holdings, Inc.
4.13%, 02/15/30(a)		62	56,967
4.13%, 12/01/31(a)		34	29,676
Oracle Corp.
5.50%, 08/03/35		1,360	1,319,160
5.70%, 02/04/36		422	414,604
5.88%, 09/26/45		115	102,849
5.95%, 09/26/55		260	227,356
6.70%, 02/04/56		772	743,522
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)		200	156,497
Roper Technologies, Inc., 5.10%, 09/15/35		70	68,048
Salesforce, Inc.
3.70%, 04/11/28		125	123,542
3.05%, 07/15/61		610	348,934
ServiceNow, Inc., 1.40%, 09/01/30		1,980	1,738,150
SS&C Technologies, Inc., 6.50%, 06/01/32(a)		118	119,051
UKG, Inc., 6.88%, 02/01/31(a)		82	80,583
			15,045,393
Specialized REITs — 0.0%
EPR Properties, 4.95%, 04/15/28		225	225,219
Extra Space Storage LP, 5.50%, 07/01/30		150	153,830
Iron Mountain, Inc.
5.63%, 07/15/32(a)		69	68,346
6.25%, 01/15/33(a)		168	170,611
Millrose Properties, Inc.
6.38%, 08/01/30(a)		50	50,689
6.25%, 09/15/32(a)		114	114,515
			783,210
Specialty Retail — 0.2%
Academy Ltd., 5.88%, 05/15/31(a)		50	50,309
Advance Auto Parts, Inc., 7.38%, 08/01/33(a)		49	50,973
Arko Corp., 5.13%, 11/15/29(a)		40	36,716
AutoZone, Inc., 4.00%, 04/15/30		225	219,880
Schedule of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail (continued)
Carvana Co.
(9.00% Cash or 13.00% PIK), 9.00%, 06/01/30(a)(d)	USD	105	$ 108,673
(9.00% Cash or 14.00% PIK), 9.00%, 06/01/31(a)(d)		33	36,991
Dick’s Sporting Goods, Inc., 4.00%, 10/01/29(a)		70	68,304
Gap, Inc. (The), 3.63%, 10/01/29(a)		124	116,081
Home Depot, Inc. (The)
1.88%, 09/15/31		1,420	1,245,148
4.65%, 09/15/35		475	462,908
3.35%, 04/15/50		940	654,315
Murphy Oil U.S.A., Inc., 5.88%, 06/01/34(a)		154	154,556
O’Reilly Automotive, Inc., 3.60%, 09/01/27		25	24,765
Petco Health & Wellness Co., Inc., 8.25%, 02/01/31(a)		11	11,019
Wayfair LLC
7.25%, 10/31/29(a)		181	186,232
7.75%, 09/15/30(a)		103	107,224
			3,534,094
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp.
6.10%, 07/15/27		8	8,132
6.20%, 07/15/30		400	422,026
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)		35	36,616
HP, Inc., 4.00%, 04/15/29		325	319,730
Seagate Data Storage Technology Pte Ltd.
8.25%, 12/15/29(a)		106	110,466
5.88%, 07/15/30(a)		60	61,144
9.63%, 12/01/32(a)		147	163,283
			1,121,397
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., 2.85%, 03/27/30		2	1,890
Ralph Lauren Corp., 5.00%, 06/15/32		1,000	1,013,097
			1,014,987
Tobacco — 0.0%
Altria Group, Inc., 3.40%, 05/06/30		252	241,012
BAT Capital Corp.
3.46%, 09/06/29		200	193,096
5.83%, 02/20/31		4	4,176
Philip Morris International, Inc., 2.10%, 05/01/30		2	1,826
Turning Point Brands, Inc., 7.63%, 03/15/32(a)		88	91,375
			531,485
Trading Companies & Distributors — 0.0%
FTAI Aviation Investors LLC
7.88%, 12/01/30(a)		66	69,234
7.00%, 05/01/31(a)		63	65,309
7.00%, 06/15/32(a)		104	107,449
GATX Corp., 5.45%, 09/15/33		75	76,156
QXO Building Products, Inc., 6.75%, 04/30/32(a)		240	244,549
			562,697
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.63%, 04/22/29		200	193,961
Millicom International Cellular SA
6.25%, 03/25/29(a)		63	63,158
7.38%, 04/02/32(a)		168	172,750
Rogers Communications, Inc.
4.55%, 03/15/52		227	180,710
7.00%, 04/15/55		58	59,338
7.13%, 04/15/55		56	58,070
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile U.S.A., Inc.
3.38%, 04/15/29	USD	75	$ 72,788
3.88%, 04/15/30		12	11,677
3.50%, 04/15/31		400	379,007
5.50%, 01/15/55		320	299,235
Vodafone Group PLC, 6.15%, 02/27/37		300	322,504
Zegona Finance PLC, 8.63%, 07/15/29(a)		218	228,183
			2,041,381
Total Corporate Bonds — 16.6% (Cost: $302,424,989)			302,052,482
Foreign Government Obligations
Canada — 0.1%
Canada Government International Bond
3.75%, 04/26/28		1,055	1,050,047
4.00%, 03/18/30		80	79,708
			1,129,755
Chile — 0.0%
Republic of Chile, 3.25%, 09/21/71		1,110	695,015
Hong Kong — 0.0%
Hong Kong Government International Bond, 1.75%, 11/24/31(g)		275	242,844
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41		100	117,459
Indonesia — 0.0%
Republic of Indonesia, 5.25%, 01/15/30		200	203,844
Mexico — 0.1%
United Mexican States
5.85%, 07/02/32		225	227,543
6.13%, 02/09/38		475	466,421
7.38%, 05/13/55		550	582,780
3.77%, 05/24/61		870	522,722
5.75%, 10/12/10		4	3,263
			1,802,729
Peru — 0.0%
Republic of Peru, 6.20%, 06/30/55		300	304,800
Philippines — 0.1%
Republic of the Philippines
4.63%, 07/17/28		200	200,936
9.50%, 02/02/30		2	2,338
2.46%, 05/05/30		325	301,031
5.90%, 02/04/50		400	403,000
			907,305
Poland — 0.0%
Republic of Poland
5.13%, 09/18/34		100	100,627
5.50%, 03/18/54		347	321,457
			422,084
South Korea — 0.0%
Korea International Bond, 3.63%, 10/29/30		200	194,848
Total Foreign Government Obligations — 0.3% (Cost: $6,133,369)			6,020,683
202026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Equity Funds — 0.2%
iShares MSCI India ETF(h)	79,389	$ 3,855,130
Total Investment Companies — 0.2% (Cost: $ 3,565,793)		3,855,130

		Par (000)
Preferred Securities
Capital Trusts — 0.1%
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54	USD	59	60,509
Banks — 0.0%
Canadian Imperial Bank of Commerce, 6.95%, 01/28/85		136	138,279
Chemicals — 0.0%
FMC Corp., 8.45%, 11/01/55		39	29,073
Consumer Finance — 0.0%
Ally Financial, Inc., Series D, 7.10%(i)		102	102,686
Diversified Telecommunication Services — 0.0%
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55		59	60,669
7.00%, 09/15/55		74	76,425
TELUS Corp.
6.63%, 06/09/56		51	50,842
7.00%, 10/15/55		50	51,465
			239,401
Electric Utilities — 0.1%
American Electric Power Co., Inc., Series C, 5.80%, 03/15/56		125	124,614
Dominion Energy, Inc., 6.20%, 02/15/56		2	2,012
Edison International
7.88%, 06/15/54		66	67,521
8.13%, 06/15/53		66	67,400
Electricite de France SA, 9.13%(a)(i)		78	90,338
Entergy Corp., 6.10%, 06/15/56		125	124,821
Southern Co. (The), 6.00%, 04/01/58		142	142,906
			619,612
Financial Services — 0.0%
HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56		110	111,163
Gas Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54(a)		92	95,871
Health Care Providers & Services — 0.0%
CVS Health Corp.
6.75%, 12/10/54		104	108,434
7.00%, 03/10/55		106	110,443
			218,877
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)
6.95%, 07/15/55		31	30,568
7.60%, 01/15/55		54	55,067
			85,635
Insurance — 0.0%
American National Group, Inc., 7.00%, 12/01/55		61	60,022
Security		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP
6.50%, 02/15/56	USD	55	$ 55,454
6.75%, 02/15/56		51	51,959
7.13%, 10/01/54		55	56,733
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55		34	36,286
7.63%, 03/01/55		35	36,576
			237,008
Total Capital Trusts — 0.1%			1,998,136

	Shares
Preferred Stocks — 0.1%
Banks — 0.1%
Grupo Cibest SA	18,937	318,463
Itau Unibanco Holding SA	14,340	113,821
		432,284
Chemicals — 0.0%
Braskem SA, Series A(b)	95,990	197,325
Electric Utilities — 0.0%
Cia Energetica de Minas Gerais	39,135	86,035
Machinery — 0.0%
Marcopolo SA	316,822	382,481
Metals & Mining — 0.0%
Gerdau SA	84,879	383,294
Total Preferred Stocks — 0.1%		1,481,419
Total Preferred Securities — 0.2% (Cost: $3,436,817)		3,479,555

		Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.4%
Fannie Mae
Series 2019-R06, Class 2B1, (SOFR (30-day) + 3.86%), 7.48%, 09/25/39(a)(j)	USD	2,713	2,733,919
Series 2021-R01, Class 1B1, (SOFR (30-day) + 3.10%), 6.71%, 10/25/41(a)(j)		2,350	2,368,494
Series 2022-R01, Class 1B1, (SOFR (30-day) + 3.15%), 6.76%, 12/25/41(a)(j)		550	555,329
Series 2022-R02, Class 2M2, (SOFR (30-day) + 3.00%), 6.61%, 01/25/42(a)(j)		934	945,144
Series 2022-R03, Class 1M2, (SOFR (30-day) + 3.50%), 7.11%, 03/25/42(a)(j)		1,500	1,529,902
Series 2022-R05, Class 2B2, (SOFR (30-day) + 7.00%), 10.61%, 04/25/42(a)(j)		2,600	2,727,973
Series 2022-R07, Class 1M2, (SOFR (30-day) + 4.65%), 8.26%, 06/25/42(a)(j)		500	518,549
Series 2022-R08, Class 1M2, (SOFR (30-day) + 3.60%), 7.21%, 07/25/42(a)(j)		2,350	2,416,018
Series 2025-R03, Class 2M2, (SOFR (30-day) + 2.25%), 5.86%, 03/25/45(a)(j)		1,500	1,517,401
Freddie Mac
Series 2022-DNA1, Class M2, (SOFR (30-day) + 2.50%), 6.11%, 01/25/42(a)(j)		2,350	2,369,753
Series 2022-DNA2, Class M2, (SOFR (30-day) + 3.75%), 7.36%, 02/25/42(a)(j)		2,350	2,393,334
Series 2022-DNA4, Class M2, (SOFR (30-day) + 5.25%), 8.86%, 05/25/42(a)(j)		1,500	1,559,598
Schedule of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 2022-DNA6, Class M2, (SOFR (30-day) + 5.75%), 9.36%, 09/25/42(a)(j)	USD	1,650	$ 1,748,875
Series 2022-HQA1, Class M2, (SOFR (30-day) + 5.25%), 8.86%, 03/25/42(a)(j)		2,725	2,806,750
			26,191,039
Mortgage-Backed Securities — 14.5%
Fannie Mae Mortgage-Backed Securities
1.50%, 02/01/37 - 04/01/52		1,905	1,496,752
2.00%, 04/01/37 - 12/01/51		22,010	18,144,624
2.50%, 06/01/37 - 12/01/51		6,752	5,727,870
3.00%, 09/01/34 - 06/01/52		3,062	2,748,581
4.00%, 11/01/37 - 08/01/52		943	892,552
4.50%, 09/01/52 - 08/01/53		154	149,245
5.00%, 10/01/52 - 05/01/56		3,732	3,691,487
5.50%, 02/01/53 - 10/01/54		2,776	2,809,595
6.00%, 07/01/53 - 02/01/55		7,067	7,237,746
6.50%, 11/01/53 - 05/01/56		1,304	1,375,416
Freddie Mac Mortgage-Backed Securities
1.50%, 03/01/37		128	114,769
2.00%, 05/01/36 - 04/01/37		703	645,755
2.50%, 05/01/37 - 04/01/52		3,974	3,378,529
3.00%, 07/01/38 - 07/01/50		392	370,879
4.00%, 02/01/38 - 02/01/53		884	837,905
4.50%, 08/01/52 - 01/01/56		2,821	2,724,317
5.00%, 04/01/53 - 04/01/56		4,104	4,057,512
5.50%, 01/01/53 - 10/01/55		4,288	4,336,453
6.00%, 08/01/53 - 01/01/56		3,359	3,483,449
6.50%, 10/01/53 - 04/01/55		1,697	1,772,284
Ginnie Mae Mortgage-Backed Securities
1.50%, 06/15/56(k)		1,378	1,080,222
2.00%, 10/20/51 - 06/15/56(k)		8,784	7,205,984
2.50%, 07/20/51 - 06/15/56(k)		17,042	14,586,454
3.00%, 11/20/46 - 06/15/56(k)		10,019	8,917,253
3.50%, 03/20/50 - 10/20/52		4,895	4,455,634
4.00%, 01/20/50 - 09/20/52		4,565	4,294,614
4.50%, 03/20/49 - 06/20/53		3,244	3,141,960
5.00%, 04/20/53 - 06/15/56(k)		8,843	8,737,468
5.50%, 12/20/52 - 06/15/56(k)		10,367	10,432,377
6.00%, 09/20/53 - 06/15/56(k)		7,330	7,471,271
6.50%, 10/20/53 - 06/15/56(k)		3,918	4,077,719
Uniform Mortgage-Backed Securities
1.50%, 06/01/41 - 06/01/56(k)		7,029	5,480,548
2.00%, 06/01/41 - 06/01/56(k)		28,624	23,046,738
2.50%, 06/01/41 - 06/01/56(k)		15,750	13,298,479
3.00%, 06/01/41 - 06/01/56(k)		10,608	9,362,666
3.50%, 06/01/41 - 06/01/56(k)		11,269	10,252,715
4.00%, 06/01/41 - 06/01/56(k)		9,814	9,280,586
4.50%, 06/01/56(k)		3,160	3,032,946
5.00%, 06/01/56(k)		27,805	27,350,154
5.50%, 06/01/56(k)		9,559	9,594,717
6.00%, 06/01/56(k)		10,577	10,793,814
7.00%, 06/01/56(k)		1,176	1,243,938
			263,133,977
Total U.S. Government Sponsored Agency Securities — 15.9% (Cost: $294,997,135)			289,325,016
U.S. Treasury Obligations
U.S. Treasury Bonds
2.25%, 05/15/41 - 02/15/52		49,190	31,557,824
1.75%, 08/15/41(l)		10,840	7,222,150
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds
2.38%, 02/15/42	USD	16,000	$ 11,607,500
2.88%, 05/15/43		10,000	7,630,469
4.13%, 08/15/44		1,000	899,766
3.00%, 02/15/47 - 08/15/48		16,100	11,799,126
3.38%, 11/15/48		2,600	2,019,875
1.88%, 11/15/51		7,920	4,308,356
4.75%, 08/15/55		3,090	2,975,211
U.S. Treasury Inflation Indexed Notes, 0.13%, 01/15/31		8,354	7,828,567
U.S. Treasury Notes
2.75%, 04/30/27		9,860	9,761,689
4.38%, 08/31/28		23,330	23,500,418
1.88%, 02/28/29 - 02/15/32		21,353	19,110,336
2.38%, 05/15/29		16,000	15,260,000
0.63%, 08/15/30		5,000	4,331,250
3.75%, 12/31/30		21,915	21,564,018
3.88%, 08/15/34		22,665	21,915,992
Total U.S. Treasury Obligations — 11.2% (Cost: $228,025,591)			203,292,547
Total Long-Term Investments — 93.6% (Cost: $1,365,254,576)			1,705,158,606

	Shares
Short-Term Securities
Money Market Funds — 11.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(h)(m)(n)	311,616	311,710
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(h)(m)	201,262,753	201,262,753
		201,574,463

		Par (000)
U.S. Treasury Obligations(o) — 1.2%
U.S. Treasury Bills
3.68%,04/15/27	USD	17,795	17,224,770
3.79%,05/13/27		4,700	4,535,912
Total U.S. Treasury Obligations — 1.2% (Cost: $21,771,581)			21,760,682
Total Short-Term Securities — 12.2% (Cost: $223,346,012)			223,335,145
Total Investments Before TBA Sale Commitments — 105.8% (Cost: $1,588,600,588)			1,928,493,751
TBA Sale Commitments(k)
Mortgage-Backed Securities — (4.1)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 06/15/56		(4,118)	(3,377,400)
2.50%, 06/15/56		(5,665)	(4,845,570)
5.00%, 06/15/56		(4,668)	(4,609,270)
5.50%, 06/15/56		(4,578)	(4,606,234)
6.00%, 06/15/56		(3,340)	(3,402,825)
6.50%, 06/15/56		(2,406)	(2,505,294)
Uniform Mortgage-Backed Securities
1.50%, 06/01/56		(4,840)	(3,691,253)
2.00%, 06/01/56		(15,177)	(12,136,846)
2.50%, 06/01/56		(8,208)	(6,866,831)
222026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
3.00%, 06/01/56	USD	(2,574)	$ (2,247,695)
3.50%, 06/01/56		(3,268)	(2,970,140)
4.00%, 06/01/41 - 06/01/56		(5,544)	(5,229,305)
4.50%, 06/01/56		(1,853)	(1,778,698)
5.00%, 06/01/56		(4,024)	(3,958,573)
5.50%, 06/01/56		(4,736)	(4,756,902)
6.00%, 06/01/56		(6,978)	(7,125,028)
7.00%, 06/01/56		(1,176)	(1,243,938)
Total TBA Sale Commitments — (4.1)% (Proceeds: $(75,375,796))			(75,351,802)
Total Investments Net of TBA Sale Commitments — 101.7% (Cost: $1,513,224,792)			1,853,141,949
Liabilities in Excess of Other Assets — (1.7)%			(30,624,288)
Net Assets — 100.0%			$ 1,822,517,661

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	When-issued security.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Affiliate of the Fund.
(i)	Perpetual security with no stated maturity date.
(j)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(k)	Represents or includes a TBA transaction.
(l)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(o)	Rates are discount rates or a range of discount rates as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,291,050	$ —	$ (979,510)(a)	$ 138	$ 32	$ 311,710	311,616	$ 13,803 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	89,404,974	111,857,779 (a)	—	—	—	201,262,753	201,262,753	5,410,243	—
iShares MSCI India ETF	4,579,582	3,233,822	(3,537,392)	45,479	(466,361)	3,855,130	79,389	—	—
				$ 45,617	$ (466,329)	$ 205,429,593		$ 5,424,046	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	74	06/11/26	$ 18,409	$ 1,709,495
S&P 500 E-Mini Index	49	06/18/26	18,610	2,241,183
S&P/Toronto Stock Exchange 60 Index	1	06/18/26	293	19,039
Mini MSCI EAFE Index	110	06/19/26	17,112	1,214,773
Mini MSCI Emerging Markets Index	4	06/19/26	350	49,860
Schedule of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
U.S. Ultra Treasury Notes (10 Year)	138	09/21/26	$ 15,467	$ 42,236
U.S. Treasury Notes (2 Year)	355	09/30/26	73,330	141,199
U.S. Treasury Notes (5 Year)	300	09/30/26	32,163	40,993
				5,458,778
Short Contracts
NASDAQ 100 E-Mini Index	91	06/18/26	55,338	(10,255,858)
Euro STOXX 50 Index	97	06/19/26	6,861	(202,983)
U.S. Treasury Bonds (30 Year)	132	09/21/26	14,813	(88,848)
U.S. Treasury Notes (10 Year)	89	09/21/26	9,775	(41,900)
U.S. Ultra Treasury Bonds	1,015	09/21/26	116,122	(851,876)
				$ (11,441,465)
				$ (5,982,687)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	78,326,836	USD	55,292,872	Goldman Sachs International	06/17/26	$984,230
AUD	24,487,544	USD	17,267,489	Morgan Stanley & Co. International PLC	06/17/26	326,583
EUR	4,500,149	JPY	818,646,000	Societe Generale	06/17/26	105,218
USD	5,291,052	EUR	4,524,200	JPMorgan Chase Bank N.A.	06/17/26	9,790
USD	621,553	JPY	96,699,400	HSBC Bank PLC	06/17/26	13,469
USD	2,984,428	JPY	471,989,000	JPMorgan Chase Bank N.A.	06/17/26	16,376
						$1,455,666
AUD	24,822,000	USD	17,934,719	HSBC Bank PLC	06/17/26	(100,343)
CAD	47,518,230	USD	34,914,588	BNP Paribas SA	06/17/26	(419,597)
JPY	854,992,000	USD	5,404,262	Goldman Sachs International	06/17/26	(27,736)
JPY	21,480,622,142	USD	138,070,680	HSBC Bank PLC	06/17/26	(2,992,093)
JPY	831,590,000	USD	5,278,749	JPMorgan Chase Bank N.A.	06/17/26	(49,385)
USD	16,947,292	AUD	24,116,432	Bank of America N.A.	06/17/26	(380,140)
USD	17,275,998	AUD	24,686,246	HSBC Bank PLC	06/17/26	(460,840)
USD	3,662,639	AUD	5,332,000	JPMorgan Chase Bank N.A.	06/17/26	(168,354)
USD	472,883	GBP	353,700	HSBC Bank PLC	06/17/26	(3,428)
						$(4,601,916)
						$(3,146,250)

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V2	5.00%	Quarterly	06/20/31	USD	4,644	$(432,011)	$(354,052)	$(77,959)
CDX.NA.IG.46.V1	1.00	Quarterly	06/20/36	USD	25,129	(239,551)	(164,583)	(74,968)
						$(671,562)	$(518,635)	$(152,927)
242026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.45.V1	1.00%	Quarterly	06/20/31	BB+	USD	15,390	$(309,974)	$(358,158)	$48,184
CDX.NA.IG.46.V1	1.00%	Quarterly	06/20/31	BBB+	USD	43,149	1,054,488	954,530	99,958
							$744,514	$596,372	$148,142

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SOFR plus 0.10%, 3.63%	At Termination	MSCI All Country World Index	At Termination	Merrill Lynch International	07/07/26	USD	165,270	$ 21,597,022	$ —	$ 21,597,022
SOFR plus 0.38%, 3.63%	Quarterly	MSCI All Country World Index	Quarterly	Merrill Lynch International	11/12/26	USD	8,989	215,036	—	215,036
								$ 21,812,058	$ —	$ 21,812,058
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 954,530	$ (876,793)	$ 148,142	$ (152,927)
OTC Swaps	—	—	21,812,058	—

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 5,234,350	$ —	$ 224,428	$ —	$ 5,458,778
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	1,455,666	—	—	1,455,666
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	148,142	—	—	—	—	148,142
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	21,812,058	—	—	—	21,812,058
	$ —	$ 148,142	$ 27,046,408	$ 1,455,666	$ 224,428	$ —	$ 28,874,644
Schedule of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 10,458,841	$ —	$ 982,624	$ —	$ 11,441,465
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	4,601,916	—	—	4,601,916
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	152,927	—	—	—	—	152,927
	$ —	$ 152,927	$ 10,458,841	$ 4,601,916	$ 982,624	$ —	$ 16,196,308

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (4,525,367)	$ —	$ (529,162)	$ —	$ (5,054,529)
Forward foreign currency exchange contracts	—	—	—	(10,292,101)	—	—	(10,292,101)
Swaps	—	(149,669)	27,417,229	—	—	—	27,267,560
	$ —	$ (149,669)	$ 22,891,862	$ (10,292,101)	$ (529,162)	$ —	$ 11,920,930
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 531,617	$ —	$ 1,964,244	$ —	$ 2,495,861
Forward foreign currency exchange contracts	—	—	—	(4,165,457)	—	—	(4,165,457)
Swaps	—	(4,785)	10,535,194	—	—	—	10,530,409
	$ —	$ (4,785)	$ 11,066,811	$ (4,165,457)	$ 1,964,244	$ —	$ 8,860,813
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 183,143,001
Average notional value of contracts — short	209,560,703
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	37,509,542
Average amounts sold — in USD	245,532,079
Credit default swaps:
Average notional value — buy protection	10,068,691
Average notional value — sell protection	21,719,715
Total return swaps:
Average notional value	168,813,738

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
262026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 620,985	$ 182,314
Forward foreign currency exchange contracts	1,455,666	4,601,916
Swaps — centrally cleared	18,856	—
Swaps — OTC(a)	21,812,058	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$ 23,907,565	$ 4,784,230
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(639,841)	(182,314)
Total derivative assets and liabilities subject to an MNA	$ 23,267,724	$ 4,601,916

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Goldman Sachs International	$ 984,230	$ (27,736)	$ —	$ —	$ 956,494
HSBC Bank PLC	13,469	(13,469)	—	—	—
JPMorgan Chase Bank N.A.	26,166	(26,166)	—	—	—
Merrill Lynch International	21,812,058	—	(19,640,833)	(1,000,000)	1,171,225
Morgan Stanley & Co. International PLC	326,583	—	—	—	326,583
Societe Generale	105,218	—	—	—	105,218
	$ 23,267,724	$ (67,371)	$ (19,640,833)	$ (1,000,000)	$ 2,559,520
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$ 380,140	$ —	$ —	$ —	$ 380,140
BNP Paribas SA	419,597	—	—	—	419,597
Goldman Sachs International	27,736	(27,736)	—	—	—
HSBC Bank PLC	3,556,704	(13,469)	—	—	3,543,235
JPMorgan Chase Bank N.A.	217,739	(26,166)	—	—	191,573
	$ 4,601,916	$ (67,371)	$ —	$ —	$ 4,534,545

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 924,726	$ —	$ 924,726
Schedule of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$ 9,992,005	$ 13,863,863	$ —	$ 23,855,868
Air Freight & Logistics	1,087,494	1,254,212	—	2,341,706
Automobile Components	2,727,787	71,385	—	2,799,172
Automobiles	11,639,784	—	—	11,639,784
Banks	25,584,005	32,736,993	—	58,320,998
Beverages	3,158,740	38,113	—	3,196,853
Biotechnology	13,456,172	1,827,646	—	15,283,818
Broadline Retail	25,636,593	3,388,200	—	29,024,793
Building Products	1,231,609	—	—	1,231,609
Capital Markets	22,555,014	7,317,308	—	29,872,322
Chemicals	2,224,279	2,972,040	—	5,196,319
Commercial Services & Supplies	1,342,108	—	—	1,342,108
Communications Equipment	5,936,997	2,029,595	—	7,966,592
Construction & Engineering	10,473,791	3,245,780	—	13,719,571
Construction Materials	—	1,294,342	—	1,294,342
Consumer Finance	8,081,787	—	—	8,081,787
Consumer Staples Distribution & Retail	4,842,163	1,332,857	—	6,175,020
Containers & Packaging	2,014,249	—	—	2,014,249
Diversified REITs	—	299,117	—	299,117
Diversified Telecommunication Services	12,544,602	4,250,338	—	16,794,940
Electric Utilities	2,876,472	2,046,223	—	4,922,695
Electrical Equipment	7,680,349	15,215,408	—	22,895,757
Electronic Equipment, Instruments & Components	6,378,991	16,119,709	—	22,498,700
Energy Equipment & Services	1,472,337	—	—	1,472,337
Entertainment	3,108,252	371,717	—	3,479,969
Financial Services	6,878,818	106,747	—	6,985,565
Food Products	3,286,168	973,081	—	4,259,249
Gas Utilities	—	526,548	—	526,548
Ground Transportation	2,732,469	—	—	2,732,469
Health Care Equipment & Supplies	8,456,701	913,330	—	9,370,031
Health Care Providers & Services	13,054,950	76,591	—	13,131,541
Health Care REITs	531,129	—	—	531,129
Health Care Technology	421,729	—	—	421,729
Hotel & Resort REITs	165	—	—	165
Hotels, Restaurants & Leisure	9,713,978	2,593,956	—	12,307,934
Household Durables	1,639,414	7,912,935	—	9,552,349
Household Products	9,031,503	—	—	9,031,503
Independent Power and Renewable Electricity Producers	1,151,625	—	—	1,151,625
Industrial Conglomerates	6,482,735	9,461,194	—	15,943,929
Industrial REITs	45,050	—	—	45,050
Insurance	9,465,314	22,218,427	—	31,683,741
Interactive Media & Services	46,258,474	7,324,378	—	53,582,852
IT Services	3,508,899	3,395,840	—	6,904,739
Leisure Products	332,185	—	—	332,185
Life Sciences Tools & Services	4,910,067	174,055	—	5,084,122
Machinery	5,195,332	948,673	—	6,144,005
Marine Transportation	42,265	—	—	42,265
Media	298,084	1,545,981	—	1,844,065
Metals & Mining	14,217,504	6,723,259	—	20,940,763
Multi-Utilities	3,272,702	2,372,724	—	5,645,426
Oil, Gas & Consumable Fuels	22,563,873	17,353,247	—	39,917,120
Personal Care Products	—	125,314	—	125,314
Pharmaceuticals	20,732,398	9,894,224	—	30,626,622
Professional Services	3,552,115	3,085,866	—	6,637,981
Real Estate Management & Development	229,464	1,999,667	—	2,229,131
Retail REITs	221,908	182,214	—	404,122
Semiconductors & Semiconductor Equipment	105,878,194	52,372,473	—	158,250,667
Software	45,740,953	2,454,783	—	48,195,736
Specialized REITs	11,915,268	—	—	11,915,268
Specialty Retail	8,523,770	555,719	—	9,079,489
Technology Hardware, Storage & Peripherals	50,821,276	11,376,376	—	62,197,652
282026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$ 1,990,038	$ 218,271	$ —	$ 2,208,309
Tobacco	2,931,196	1,843,630	—	4,774,826
Water Utilities	662,225	—	—	662,225
Wireless Telecommunication Services	1,880,990	3,187,610	—	5,068,600
Corporate Bonds	—	301,856,914	195,568	302,052,482
Foreign Government Obligations	—	6,020,683	—	6,020,683
Investment Companies	3,855,130	—	—	3,855,130
Preferred Securities
Capital Trusts	—	1,998,136	—	1,998,136
Preferred Stocks	1,481,419	—	—	1,481,419
U.S. Government Sponsored Agency Securities	—	289,325,016	—	289,325,016
U.S. Treasury Obligations	—	203,292,547	—	203,292,547
Short-Term Securities
Money Market Funds	201,574,463	—	—	201,574,463
U.S. Treasury Obligations	—	21,760,682	—	21,760,682
Liabilities
TBA Sale Commitments	—	(75,351,802)	—	(75,351,802)
	$ 821,527,520	$ 1,031,418,861	$ 195,568	$ 1,853,141,949
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 148,142	$ —	$ 148,142
Equity Contracts	3,524,855	23,521,553	—	27,046,408
Foreign Currency Exchange Contracts	—	1,455,666	—	1,455,666
Interest Rate Contracts	224,428	—	—	224,428
Liabilities
Credit Contracts	—	(152,927)	—	(152,927)
Equity Contracts	(10,458,841)	—	—	(10,458,841)
Foreign Currency Exchange Contracts	—	(4,601,916)	—	(4,601,916)
Interest Rate Contracts	(982,624)	—	—	(982,624)
	$ (7,692,182)	$ 20,370,518	$ —	$ 12,678,336

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities
May 31, 2026

BlackRock Balanced Fund, Inc.
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 1,723,064,158
Investments, at value — affiliated(c)	205,429,593
Cash pledged:
Collateral — TBA commitments	220,000
Futures contracts	10,680,991
Centrally cleared swaps	1,293,000
Foreign currency, at value(d)	11,583,102
Receivables:
Investments sold	27,638,155
Securities lending income — affiliated	564
TBA sale commitments	75,375,796
Capital shares sold	683,346
Dividends — unaffiliated	2,422,563
Dividends — affiliated	624,664
Interest — unaffiliated	6,152,016
Variation margin on futures contracts	620,985
Variation margin on centrally cleared swaps	18,856
Unrealized appreciation on:
Forward foreign currency exchange contracts	1,455,666
OTC swaps	21,812,058
Prepaid expenses	61,535
Total assets	2,089,137,048
LIABILITIES
Cash received:
Collateral — OTC derivatives	1,000,000
Collateral on securities loaned	311,541
TBA sale commitments, at value(e)	75,351,802
Payables:
Investments purchased	182,080,303
Capital shares redeemed	1,632,279
Investment advisory fees	620,176
Directors’ and Officer’s fees	370
Other accrued expenses	411,037
Other affiliate fees	25,433
Professional fees	119,911
Service and distribution fees	282,305
Variation margin on futures contracts	182,314
Unrealized depreciation on forward foreign currency exchange contracts	4,601,916
Total liabilities	266,619,387
Commitments and contingent liabilities
NET ASSETS	$ 1,822,517,661
NET ASSETS CONSIST OF:
Paid-in capital	$ 1,365,042,612
Accumulated earnings	457,475,049
NET ASSETS	$ 1,822,517,661
(a) Investments, at cost — unaffiliated	$ 1,383,460,364
(b) Securities loaned, at value	$ 298,370
(c) Investments, at cost — affiliated	$ 205,140,224
(d) Foreign currency, at cost	$ 11,580,086
(e) Proceeds from TBA sale commitments	$ 75,375,796

302026 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (continued)
May 31, 2026
BlackRock Balanced Fund, Inc.
NET ASSET VALUE
Institutional
Net assets	$ 621,629,716
Shares outstanding	20,851,516
Net asset value	$ 29.81
Shares authorized	400 million
Par value	$ 0.10
Investor A
Net assets	$ 1,000,502,314
Shares outstanding	33,810,799
Net asset value	$ 29.59
Shares authorized	200 million
Par value	$ 0.10
Investor C
Net assets	$ 80,398,480
Shares outstanding	3,472,606
Net asset value	$ 23.15
Shares authorized	200 million
Par value	$ 0.10
Class K
Net assets	$ 107,110,367
Shares outstanding	3,592,358
Net asset value	$ 29.82
Shares authorized	2 billion
Par value	$ 0.10
Class R
Net assets	$ 12,876,784
Shares outstanding	500,964
Net asset value	$ 25.70
Shares authorized	500 million
Par value	$ 0.10
See notes to financial statements.
Statement of Assets and Liabilities

Statement of Operations
Year Ended May 31, 2026

BlackRock Balanced Fund, Inc.
INVESTMENT INCOME
Dividends — unaffiliated	$ 17,465,366
Dividends — affiliated	5,410,243
Interest — unaffiliated	28,685,632
Securities lending income — affiliated — net	13,803
Payment-in-kind interest — unaffiliated	91,191
Foreign taxes withheld	(653,966)
Foreign withholding tax claims	110,237
Total investment income	51,122,506
EXPENSES
Investment advisory	7,190,696
Service and distribution — class specific	3,239,050
Transfer agent — class specific	1,175,979
Professional	255,448
Custodian	194,049
Accounting services	129,641
Registration	112,562
Printing and postage	65,313
Directors and Officer	18,474
Miscellaneous	111,408
Total expenses excluding interest expense	12,492,620
Interest expense	54,641
Total expenses	12,547,261
Less:
Fees waived and/or reimbursed by the Manager	(128,329)
Total expenses after fees waived and/or reimbursed	12,418,932
Net investment income	38,703,574
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	152,869,692
Investments — affiliated	45,617
Futures contracts	(5,054,529)
Forward foreign currency exchange contracts	(10,292,101)
Foreign currency transactions	936
Swaps	27,267,560
164,837,175
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	107,717,330
Investments — affiliated	(466,329)
Futures contracts	2,495,861
Forward foreign currency exchange contracts	(4,165,457)
Foreign currency translations	(70,335)
Swaps	10,530,409
116,041,479
Net realized and unrealized gain	280,878,654
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 319,582,228
See notes to financial statements.
322026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Balanced Fund, Inc.
	Year Ended 05/31/26	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 38,703,574	$ 36,490,347
Net realized gain	164,837,175	97,500,556
Net change in unrealized appreciation (depreciation)	116,041,479	17,999,789
Net increase in net assets resulting from operations	319,582,228	151,990,692
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(49,354,278)	(39,321,109)
Investor A	(79,118,622)	(64,441,233)
Investor C	(7,871,228)	(6,858,703)
Class K	(8,156,397)	(6,300,512)
Class R	(1,149,232)	(894,629)
Decrease in net assets resulting from distributions to shareholders	(145,649,757)	(117,816,186)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	7,483,263	5,280,248
NET ASSETS
Total increase in net assets	181,415,734	39,454,754
Beginning of year	1,641,101,927	1,601,647,173
End of year	$ 1,822,517,661	$ 1,641,101,927

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Balanced Fund, Inc.
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 27.00	$ 26.44	$ 23.22	$ 23.94	$ 28.28	$ 24.89
Net investment income(a)	0.68	0.65	0.58	0.53	0.19	0.23
Net realized and unrealized gain (loss)	4.54	1.90	3.38	(0.40)	(1.27)	4.22
Net increase (decrease) from investment operations	5.22	2.55	3.96	0.13	(1.08)	4.45
Distributions(b)
From net investment income	(0.86)	(1.09)	(0.74)	(0.13)	(0.11)	(0.24)
From net realized gain	(1.55)	(0.90)	—	(0.72)	(3.15)	(0.82)
Total distributions	(2.41)	(1.99)	(0.74)	(0.85)	(3.26)	(1.06)
Net asset value, end of period	$ 29.81	$ 27.00	$ 26.44	$ 23.22	$ 23.94	$ 28.28
Total Return(c)
Based on net asset value	20.53%	10.00%	17.39%	0.83%	(4.88)%(d)	18.30%
Ratios to Average Net Assets(e)
Total expenses	0.55%	0.54%	0.55%	0.55%	0.71%(f)(g)	0.75%(h)
Total expenses after fees waived and/or reimbursed	0.54%	0.53%	0.53%	0.54%	0.50%(f)(g)	0.50%(h)
Net investment income	2.43%	2.44%	2.40%	2.34%	1.08%(f)(g)	0.85%(h)
Supplemental Data
Net assets, end of period (000)	$ 621,630	$ 552,461	$ 525,217	$ 490,719	$ 554,201	$ 666,819
Portfolio turnover rate of the Fund	132%(i)	101%(i)	127%(i)	152%(i)	296%(j)	— %(j)
Portfolio turnover rate of the Master Total Return Portfolio(i)	N/A	N/A	N/A	N/A	N/A	459%
Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A	N/A	N/A	N/A	N/A	111%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
From October 1, 2021 through April 1, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio and the Master Total Return Portfolio (the “Master Portfolios”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Portfolio turnover rate	98%	79%	99%	117%	N/A	161%

(j)	Excludes transactions in the Master Portfolios.
See notes to financial statements.
342026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Balanced Fund, Inc. (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 26.81	$ 26.27	$ 23.05	$ 23.79	$ 28.14	$ 24.78
Net investment income(a)	0.61	0.58	0.52	0.47	0.15	0.16
Net realized and unrealized gain (loss)	4.51	1.88	3.35	(0.38)	(1.27)	4.20
Net increase (decrease) from investment operations	5.12	2.46	3.87	0.09	(1.12)	4.36
Distributions(b)
From net investment income	(0.79)	(1.02)	(0.65)	(0.11)	(0.08)	(0.18)
From net realized gain	(1.55)	(0.90)	—	(0.72)	(3.15)	(0.82)
Total distributions	(2.34)	(1.92)	(0.65)	(0.83)	(3.23)	(1.00)
Net asset value, end of period	$ 29.59	$ 26.81	$ 26.27	$ 23.05	$ 23.79	$ 28.14
Total Return(c)
Based on net asset value	20.26%	9.71%	17.07%	0.63%	(5.06)%(d)	17.98%
Ratios to Average Net Assets(e)
Total expenses	0.79%	0.78%	0.80%	0.80%	0.95%(f)(g)	1.01%(h)
Total expenses after fees waived and/or reimbursed	0.78%	0.77%	0.78%	0.79%	0.75%(f)(g)	0.76%(h)
Net investment income	2.19%	2.19%	2.15%	2.09%	0.84%(f)(g)	0.59%(h)
Supplemental Data
Net assets, end of period (000)	$ 1,000,502	$ 908,272	$ 899,668	$ 844,573	$ 922,198	$ 952,967
Portfolio turnover rate of the Fund	132%(i)	101%(i)	127%(i)	152%(i)	296%(j)	— %(j)
Portfolio turnover rate of the Master Total Return Portfolio(i)	N/A	N/A	N/A	N/A	N/A	459%
Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A	N/A	N/A	N/A	N/A	111%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
From October 1, 2021 through April 1, 2022, the Fund invested in the Master Portfolios as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Portfolio turnover rate	98%	79%	99%	117%	N/A	161%

(j)	Excludes transactions in the Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Balanced Fund, Inc. (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 21.46	$ 21.40	$ 18.82	$ 19.67	$ 23.81	$ 21.15
Net investment income (loss)(a)	0.31	0.30	0.27	0.24	0.01	(0.04)
Net realized and unrealized gain (loss)	3.57	1.52	2.73	(0.33)	(1.01)	3.57
Net increase (decrease) from investment operations	3.88	1.82	3.00	(0.09)	(1.00)	3.53
Distributions(b)
From net investment income	(0.64)	(0.86)	(0.42)	(0.04)	—	(0.05)
From net realized gain	(1.55)	(0.90)	—	(0.72)	(3.14)	(0.82)
Total distributions	(2.19)	(1.76)	(0.42)	(0.76)	(3.14)	(0.87)
Net asset value, end of period	$ 23.15	$ 21.46	$ 21.40	$ 18.82	$ 19.67	$ 23.81
Total Return(c)
Based on net asset value	19.36%	8.85%	16.16%	(0.18)%	(5.49)%(d)	17.07%
Ratios to Average Net Assets(e)
Total expenses	1.55%	1.56%	1.57%	1.56%	1.72%(f)(g)	1.78%(h)
Total expenses after fees waived and/or reimbursed	1.54%	1.55%	1.56%	1.55%	1.52%(f)(g)	1.52%(h)
Net investment income (loss)	1.42%	1.42%	1.37%	1.33%	0.07%(f)(g)	(0.17)%(h)
Supplemental Data
Net assets, end of period (000)	$ 80,398	$ 79,597	$ 87,312	$ 88,603	$ 110,628	$ 134,700
Portfolio turnover rate of the Fund	132%(i)	101%(i)	127%(i)	152%(i)	296%(j)	— %(j)
Portfolio turnover rate of the Master Total Return Portfolio(i)	N/A	N/A	N/A	N/A	N/A	459%
Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A	N/A	N/A	N/A	N/A	111%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
From October 1, 2021 through April 1, 2022, the Fund invested in the Master Portfolios as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Portfolio turnover rate	98%	79%	99%	117%	N/A	161%

(j)	Excludes transactions in the Master Portfolios.
See notes to financial statements.
362026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Balanced Fund, Inc. (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 27.00	$ 26.44	$ 23.23	$ 23.94	$ 28.28	$ 24.89
Net investment income(a)	0.70	0.67	0.60	0.54	0.20	0.25
Net realized and unrealized gain (loss)	4.55	1.89	3.38	(0.39)	(1.27)	4.22
Net increase (decrease) from investment operations	5.25	2.56	3.98	0.15	(1.07)	4.47
Distributions(b)
From net investment income	(0.88)	(1.10)	(0.77)	(0.14)	(0.12)	(0.26)
From net realized gain	(1.55)	(0.90)	—	(0.72)	(3.15)	(0.82)
Total distributions	(2.43)	(2.00)	(0.77)	(0.86)	(3.27)	(1.08)
Net asset value, end of period	$ 29.82	$ 27.00	$ 26.44	$ 23.23	$ 23.94	$ 28.28
Total Return(c)
Based on net asset value	20.65%	10.07%	17.46%	0.91%	(4.84)%(d)	18.36%
Ratios to Average Net Assets(e)
Total expenses	0.48%	0.47%	0.48%	0.49%	0.64%(f)(g)	0.69%(h)
Total expenses after fees waived and/or reimbursed	0.47%	0.46%	0.47%	0.47%	0.44%(f)(g)	0.44%(h)
Net investment income	2.50%	2.50%	2.47%	2.41%	1.15%(f)(g)	0.90%(h)
Supplemental Data
Net assets, end of period (000)	$ 107,110	$ 89,184	$ 78,010	$ 70,918	$ 70,740	$ 72,222
Portfolio turnover rate of the Fund	132%(i)	101%(i)	127%(i)	152%(i)	296%(j)	— %(j)
Portfolio turnover rate of the Master Total Return Portfolio(i)	N/A	N/A	N/A	N/A	N/A	459%
Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A	N/A	N/A	N/A	N/A	111%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
From October 1, 2021 through April 1, 2022, the Fund invested in the Master Portfolios as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Portfolio turnover rate	98%	79%	99%	117%	N/A	161%

(j)	Excludes transactions in the Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Balanced Fund, Inc. (continued)
Class R
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 23.59	$ 23.34	$ 20.52	$ 21.32	$ 25.55	$ 22.59
Net investment income(a)	0.44	0.42	0.38	0.34	0.07	0.05
Net realized and unrealized gain (loss)	3.93	1.67	2.97	(0.35)	(1.12)	3.83
Net increase (decrease) from investment operations	4.37	2.09	3.35	(0.01)	(1.05)	3.88
Distributions(b)
From net investment income	(0.71)	(0.94)	(0.53)	(0.07)	(0.03)	(0.10)
From net realized gain	(1.55)	(0.90)	—	(0.72)	(3.15)	(0.82)
Total distributions	(2.26)	(1.84)	(0.53)	(0.79)	(3.18)	(0.92)
Net asset value, end of period	$ 25.70	$ 23.59	$ 23.34	$ 20.52	$ 21.32	$ 25.55
Total Return(c)
Based on net asset value	19.78%	9.30%	16.60%	0.24%	(5.32)%(d)	17.56%
Ratios to Average Net Assets(e)
Total expenses	1.17%	1.17%	1.19%	1.19%	1.35%(f)(g)	1.39%(h)
Total expenses after fees waived and/or reimbursed	1.17%	1.16%	1.18%	1.18%	1.14%(f)(g)	1.13%(h)
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.16%	1.16%	1.18%	1.18%	1.14%(f)(g)	1.13%(h)
Net investment income	1.80%	1.78%	1.75%	1.71%	0.44%(f)(g)	0.21%(h)
Supplemental Data
Net assets, end of period (000)	$ 12,877	$ 11,587	$ 11,440	$ 10,245	$ 11,061	$ 13,132
Portfolio turnover rate of the Fund	132%(i)	101%(i)	127%(i)	152%(i)	296%(j)	— %(j)
Portfolio turnover rate of the Master Total Return Portfolio(i)	N/A	N/A	N/A	N/A	N/A	459%
Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A	N/A	N/A	N/A	N/A	111%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
From October 1, 2021 through April 1, 2022, the Fund invested in the Master Portfolios as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Portfolio turnover rate	98%	79%	99%	117%	N/A	161%

(j)	Excludes transactions in the Master Portfolios.
See notes to financial statements.
382026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements
1.
ORGANIZATION
BlackRock Balanced Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Maryland corporation. The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years
(a) Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b) A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Directors of the Fund is referred to throughout this report as the “Board” and the members are referred to as “Directors.”
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of May 31, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
Notes to Financial Statements

Notes to Financial Statements  (continued)
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
• Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
402026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
• Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks.  Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower.  A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed
Notes to Financial Statements

Notes to Financial Statements  (continued)
to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in
422026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
J.P. Morgan Securities LLC	$ 298,370	$ (298,370)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap
Notes to Financial Statements

Notes to Financial Statements  (continued)
is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
• Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
• Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
442026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $250 million	0.500%
$250 million — $300 million	0.450
$300 million — $400 million	0.425
Greater than $400 million	0.400
Effective December 2, 2025, with respect to the Fund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees: The Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended May 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
	Investor A	Investor C	Class R	Total
Service and distribution — class specific	$2,377,310	$799,196	$62,544	$3,239,050
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended May 31, 2026, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2026, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Investor C	Class K	Class R	Total
Reimbursed amounts	$ 17,759	$ 35,041	$ 6,800	$ 313	$ 159	$ 60,072
For the year ended May 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Class R	Total
Transfer agent — class specific	$ 448,112	$ 635,394	$ 61,881	$ 5,299	$ 25,293	$ 1,175,979
Other Fees: For the year ended May 31, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $18,029.
For the year ended May 31, 2026, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
BlackRock Balanced Fund, Inc.	$16,757	$7,766
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended May 31, 2026, the amount waived was $110,866.
Notes to Financial Statements

Notes to Financial Statements  (continued)
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended May 31, 2026, the Manager waived $17,463 in investment advisory fees pursuant to this arrangement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended May 31, 2026, the Fund paid BIM $2,851 for securities lending agent services.
Directors and Officers: Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended May 31, 2026, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
Purchases	Sales	Net Realized Gain
$ 93,367,854	$163,746,564	$30,549,785
7.
PURCHASES AND SALES
For the year ended May 31, 2026, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:
	Purchases	Sales
U.S. Government Securities	$ 1,218,586,849	$ 1,036,809,358
Other Securities	867,486,591	1,163,313,407
For the year ended May 31, 2026, purchases and sales related to mortgage dollar rolls were $541,278,344 and $541,574,655, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
462026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of May 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
	Year Ended 05/31/26	Year Ended 05/31/25
Ordinary income	$ 81,638,267	$ 77,592,334
Long-term capital gains	64,011,490	40,223,852
	$ 145,649,757	$ 117,816,186
As of May 31, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
BlackRock Balanced Fund, Inc.	$ 59,674,369	$ 76,970,100	$ 320,830,580	$ 457,475,049

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and future contracts, the accounting for swap agreements, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the classification of investments and the tax deferral of losses on straddles.

As of May 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Balanced Fund, Inc.	$ 1,604,478,538	$ 415,424,850	$ (68,034,020)	$ 347,390,830

9.
BANK BORROWINGS
The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended May 31, 2026, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
482026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
11.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 05/31/26		Year Ended 05/31/25
Share Class	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,101,182	$58,614,516	2,476,045	$65,542,029
Shares issued in reinvestment of distributions	1,583,906	42,632,545	1,277,007	33,423,084
Shares redeemed	(3,296,834)	(92,102,693)	(3,153,880)	(84,092,740)
	388,254	$9,144,368	599,172	$14,872,373
Investor A
Shares sold and automatic conversion of shares	2,806,604	$78,008,658	2,766,924	$73,383,690
Shares issued in reinvestment of distributions	2,764,049	73,922,183	2,304,849	59,975,831
Shares redeemed	(5,634,169)	(156,230,451)	(5,443,380)	(144,204,959)
	(63,516)	$(4,299,610)	(371,607)	$(10,845,438)
Investor C
Shares sold	486,599	$10,645,865	571,587	$12,225,033
Shares issued in reinvestment of distributions	365,269	7,708,039	319,931	6,713,872
Shares redeemed and automatic conversion of shares	(1,087,844)	(23,832,810)	(1,262,774)	(27,032,704)
	(235,976)	$(5,478,906)	(371,256)	$(8,093,799)
Class K
Shares sold	642,544	$18,065,030	983,995	$26,245,838
Shares issued in reinvestment of distributions	302,271	8,135,800	240,072	6,283,551
Shares redeemed	(655,470)	(18,277,889)	(871,121)	(23,207,911)
	289,345	$7,922,941	352,946	$9,321,478
Class R
Shares sold	80,072	$1,941,976	81,454	$1,914,437
Shares issued in reinvestment of distributions	49,233	1,149,230	38,922	894,628
Shares redeemed	(119,509)	(2,896,736)	(119,292)	(2,783,431)
	9,796	$194,470	1,084	$25,634
	387,903	$7,483,263	210,339	$5,280,248
As of May 31, 2026, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 8,471 Class K shares of the Fund.
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Directors of BlackRock Balanced Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Balanced Fund, Inc. (the “Fund”), including the schedule of investments, as of May 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, for the period from October 1, 2021 through May 31, 2022, and for the year ended September 30, 2021, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, for the period from October 1, 2021 through May 31, 2022, and for the year ended September 30, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.
502026 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended May 31, 2026:
Fund Name	Qualified Dividend Income
BlackRock Balanced Fund, Inc.	$ 12,697,750
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended May 31, 2026:
Fund Name	Qualified Business Income
BlackRock Balanced Fund, Inc.	$ 228,839
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended May 31, 2026:
Fund Name	20% Rate Long-Term Capital Gain Dividends
BlackRock Balanced Fund, Inc.	$ 64,011,490
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2026:
Fund Name	Federal Obligation Interest
BlackRock Balanced Fund, Inc.	$ 7,729,279
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended May 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
BlackRock Balanced Fund, Inc.	5.58%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2026:
Fund Name	Interest Dividends
BlackRock Balanced Fund, Inc.	$ 26,355,762
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2026:
Fund Name	Interest-Related Dividends	Qualified Short-Term Capital Gains
BlackRock Balanced Fund, Inc.	$ 23,574,536	$ 31,714,982
Important Tax Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Fund is paid by the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
522026 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)
Fund and Service Providers

Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
Accounting Agent and Custodian
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Directors (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Balanced Fund, Inc. (the “Fund”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Fund and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some
542026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement(continued)
of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the first quartile against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement(continued)
selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Fund, on behalf of the Fund, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
562026 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
DAC	Designated Activity Co.
ETF	Exchange-Traded Fund
LP	Limited Partnership
MTN	Medium-Term Note
NVS	Non-Voting Shares
OTC	Over-the-Counter
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced
TOPIX	Tokyo Stock Price Index
Glossary of Terms Used in these Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Fund, Inc.

Date: July 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Fund, Inc.

Date: July 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Balanced Fund, Inc.

Date: July 21, 2026